UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-22873

Name of Fund: BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 04/30/2017

Item 1 – Report to Stockholders

APRIL 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock CoRI Funds

➢	BlackRock CoRI 2015 Fund
➢	BlackRock CoRI 2017 Fund
➢	BlackRock CoRI 2019 Fund
➢	BlackRock CoRI 2021 Fund
➢	BlackRock CoRI 2023 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, high-quality assets with more interest rate sensitivity struggled. U.S. Treasuries posted negative returns as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. Reflationary expectations accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations that the new presidential administration’s policies would provide an extra boost to U.S. growth. More recently, however, growing skepticism about the likelihood of significant near-term U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Nonetheless, markets have remained generally positive thus far in 2017 and continue to exhibit low levels of volatility by historical standards. Although political uncertainty persisted, benign credit conditions and expectations for economic growth have kept markets fairly tranquil. The period ended with a global risk asset rally following centrist Emmanuel Macron’s win in the first round of the French presidential election and better-than-expected U.S. and European corporate earnings.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, like the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward.

Equity markets still present opportunities, although the disparity between winners and losers is widening — a dynamic that increases both the risk and return potential of active investing. Fixed income investors are also facing challenges as many sectors are exhibiting higher valuations while rates remain at historically low levels.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	13.32%	17.92%
U.S. small cap equities (Russell 2000® Index)	18.37	25.63
International equities (MSCI Europe, Australasia, Far East Index)	11.47	11.29
Emerging market equities (MSCI Emerging Markets Index)	8.88	19.13
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.23	0.40
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(3.13)	(2.68)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.67)	0.83
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.41)	0.57
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.30	13.29
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK CORI FUNDS	APRIL 30, 2017	3

Funds’ Summary as of April 30, 2017	BlackRock CoRI Funds

Investment Objective

The BlackRock CoRI Funds’ (the “Funds”) investment objective is to seek to provide long-term investment results that correspond to the total return of each Fund’s respective benchmark.

On May 9, 2017, the Board approved a proposal to close the Funds to new and subsequent investments and thereafter to liquidate the Funds. Effective 4:00 p.m. (Eastern time) on June 22, 2017, each Fund will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about June 28, 2017 (the “Liquidation Date”), all of the assets of each Fund will be liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust.

Portfolio Management Commentary

How did the Funds perform?

•

For the six-month period ended April 30, 2017, the Funds underperformed their respective Cost of Retirement Index benchmarks as well as the Bloomberg Barclays U.S. Aggregate Bond Index. The following discussion of relative performance pertains to the Funds’ respective Cost of Retirement Index benchmarks.

What factors influenced performance?

•

The Funds were positioned to match the performance of their respective benchmarks. The sampling methodology used to replicate the return of its respective benchmark was the key factor in each Fund’s relative performance. With that said, the Funds’ large allocation to U.S Treasuries and corresponding underweight in the higher-yielding spread sectors also served as a factor in their underperformance.

Describe recent portfolio activity.

•

In order to provide results that corresponded to each benchmark’s total return, the Funds selected securities in accordance with their relative proportion within the respective benchmarks. The Funds also considered credit quality, industry, maturity structure, coupon rates and call features when selecting securities.

•

The Funds were rebalanced on a monthly basis to reflect changes in their respective benchmarks. Each Fund’s benchmark has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings. The strategic allocation of each Fund’s benchmark is systematically adjusted on a monthly basis to reflect the remaining investment time horizon.

Describe portfolio positioning at period end.

•	As of period end, the Funds were positioned to match the risk and return characteristics of their respective benchmarks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK CORI FUNDS	APRIL 30, 2017

BlackRock CoRI 2015 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2017

				Average Annual Total Returns[5]
				1 Year		Since Inception[6]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.92%	1.60%	(2.99)%	(0.75)%	N/A	5.98%	N/A
Investor A	2.56	1.17	(3.00)	(0.93)	(4.89)%	5.74	4.41%
Cost of Retirement Index 2015	—	—	(2.76)	(0.34)	N/A	6.39	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(0.67)	0.83	N/A	2.83	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$970.10	$1.22	$1,000.00	$1,023.56	$1.25	0.25%
Investor A	$1,000.00	$970.00	$2.44	$1,000.00	$1,022.32	$2.51	0.50%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK CORI FUNDS	APRIL 30, 2017	5

BlackRock CoRI 2017 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2017

				Average Annual Total Returns[5]
				1 Year		Since Inception[6]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.75%	1.39%	(3.09)%	(1.02)%	N/A	6.33%	N/A
Investor A	2.40	0.84	(3.18)	(1.29)	(5.24)%	6.07	4.75%
Cost of Retirement Index 2017	—	—	(2.80)	(0.54)	N/A	6.76	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(0.67)	0.83	N/A	2.83	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$969.10	$1.22	$1,000.00	$1,023.56	$1.25	0.25%
Investor A	$1,000.00	$968.20	$2.44	$1,000.00	$1,022.32	$2.51	0.50%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

6	BLACKROCK CORI FUNDS	APRIL 30, 2017

BlackRock CoRI 2019 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2017

				Average Annual Total Returns[5]
				1 Year		Since Inception[6]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.90%	1.61%	(3.69)%	(1.50)%	N/A	6.94%	N/A
Investor A	2.55	1.19	(3.77)	(1.75)	(5.68)%	6.68	5.35%
Cost of Retirement Index 2019	—	—	(3.40)	(0.92)	N/A	7.38	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(0.67)	0.83	N/A	2.83	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$963.10	$1.22	$1,000.00	$1,023.56	$1.25	0.25%
Investor A	$1,000.00	$962.30	$2.43	$1,000.00	$1,022.32	$2.51	0.50%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK CORI FUNDS	APRIL 30, 2017	7

BlackRock CoRI 2021 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2017

				Average Annual Total Returns[5]
				1 Year		Since Inception[6]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.12%	1.81%	(4.17)%	(1.60)%	N/A	7.34%	N/A
Investor A	2.75	1.17	(4.34)	(1.85)	(5.77)%	7.09	5.76%
Cost of Retirement Index 2021	—	—	(3.91)	(0.89)	N/A	7.89	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(0.67)	0.83	N/A	2.83	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$958.30	$1.21	$1,000.00	$1,023.56	$1.25	0.25%
Investor A	$1,000.00	$956.60	$2.43	$1,000.00	$1,022.32	$2.51	0.50%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

8	BLACKROCK CORI FUNDS	APRIL 30, 2017

BlackRock CoRI 2023 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2017

				Average Annual Total Returns[5]
				1 Year		Since Inception[6]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.24%	2.12%	(4.78)%	(1.89)%	N/A	7.75%	N/A
Investor A	2.87	1.71	(4.86)	(2.13)	(6.05)%	7.49	6.14%
Cost of Retirement Index 2023	—	—	(4.45)	(1.01)	N/A	8.49	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(0.67)	0.83	N/A	2.83	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$952.20	$1.21	$1,000.00	$1,023.56	$1.25	0.25%
Investor A	$1,000.00	$951.40	$2.42	$1,000.00	$1,022.32	$2.51	0.50%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK CORI FUNDS	APRIL 30, 2017	9

BlackRock CoRI 2015 Fund

Overview of the Fund’s Total Investments

Portfolio Composition	4/30/17
U.S. Treasury Obligations	63%
Corporate Bonds	37
Short-Term Securities	—	[1]

[1]	Represents less than 1% of Total Investments.

Credit Quality Allocation[2]	4/30/17
AAA/Aaa[3]	63%
AA/Aa	3
A	19
BBB/Baa	15

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[3]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment adviser.

BlackRock CoRI 2017 Fund

Overview of the Fund’s Total Investments

Portfolio Composition	4/30/17
U.S. Treasury Obligations	66%
Corporate Bonds	33
Short-Term Securities	1

Credit Quality Allocation[1]	4/30/17
AAA/Aaa[2]	66%
AA/Aa	2
A	18
BBB/Baa	14

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment adviser.

BlackRock CoRI 2019 Fund

Overview of the Fund’s Total Investments

Portfolio Composition	4/30/17
U.S. Treasury Obligations	68%
Corporate Bonds	31
Short-Term Securities	1

Credit Quality Allocation[1]	4/30/17
AAA/Aaa[2]	69%
AA/Aa	2
A	17
BBB/Baa	12

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment adviser.

10	BLACKROCK CORI FUNDS	APRIL 30, 2017

BlackRock CoRI 2021 Fund

Overview of the Fund’s Total Investments

Portfolio Composition	4/30/17
U.S. Treasury Obligations	66%
Corporate Bonds	33
Short-Term Securities	1

Credit Quality Allocation[1]	4/30/17
AAA/Aaa[2]	67%
AA/Aa	2
A	18
BBB/Baa	13

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment adviser.

BlackRock CoRI 2023 Fund

Overview of the Fund’s Total Investments

Portfolio Composition	4/30/17
U.S. Treasury Obligations	63%
Corporate Bonds	36
Short-Term Securities	1

Credit Quality Allocation[1]	4/30/17
AAA/Aaa[2]	63%
AA/Aa	2
A	21
BBB/Baa	14

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment adviser.

BLACKROCK CORI FUNDS	APRIL 30, 2017	11

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2016 and held through April 30, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities, and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

12	BLACKROCK CORI FUNDS	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.2%
Eaton Corp., 4.15%, 11/02/42	$20	$19,788
Lockheed Martin Corp.:
4.85%, 9/15/41	10	11,034
4.07%, 12/15/42	10	9,965
Northrop Grumman Corp., 3.25%, 8/01/23	25	25,749
United Technologies Corp.:
3.10%, 6/01/22	15	15,554
5.70%, 4/15/40	15	18,452
4.50%, 6/01/42	25	27,038

		127,580
Air Freight & Logistics — 0.1%
FedEx Corp., 4.10%, 2/01/45	10	9,523
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,600

		16,123
Automobiles — 0.2%
Ford Motor Co., 4.75%, 1/15/43	20	18,948
Banks — 4.3%
BNP Paribas SA, 3.25%, 3/03/23	20	20,372
Cooperatieve Rabobank UA, 3.88%, 2/08/22	75	79,711
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,284
HSBC Finance Corp., 6.68%, 1/15/21	25	28,402
HSBC Holdings PLC, 6.10%, 1/14/42	90	114,377
Sumitomo Mitsui Financial Group, Inc., 3.78%, 3/09/26	25	25,880
Wells Fargo & Co.:
3.50%, 3/08/22	25	26,080
3.45%, 2/13/23	75	76,354
3.30%, 9/09/24	15	15,148
5.61%, 1/15/44	25	28,655
4.65%, 11/04/44	10	10,101
3.90%, 5/01/45	20	19,328
4.90%, 11/17/45	10	10,503

		469,195
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22	43	42,863
3.75%, 7/15/42	10	9,304
Diageo Investment Corp.:
2.88%, 5/11/22	25	25,562
4.25%, 5/11/42	10	10,280
PepsiCo, Inc.:
2.75%, 3/01/23	35	35,451
4.00%, 3/05/42	10	10,064

		133,524
Biotechnology — 0.4%
Biogen, Inc., 3.63%, 9/15/22	20	20,833
Celgene Corp., 3.55%, 8/15/22	25	25,934

		46,767
Capital Markets — 4.0%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	20,775
Bank of New York Mellon Corp., 4.15%, 2/01/21	25	26,641
Credit Suisse USA, Inc., 7.13%, 7/15/32	50	68,463
Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	41,322
6.13%, 2/15/33	35	42,778
6.75%, 10/01/37	30	37,408

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Morgan Stanley:
3.75%, 2/25/23	$25	$25,927
3.70%, 10/23/24	75	76,823
5.00%, 11/24/25	25	27,140
4.35%, 9/08/26	10	10,342
3.95%, 4/23/27	30	30,090
4.30%, 1/27/45	20	19,991
State Street Corp., 3.70%, 11/20/23	10	10,546

		438,246
Chemicals — 0.6%
Dow Chemical Co., 7.38%, 11/01/29	5	6,794
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,939
Ecolab, Inc., 4.35%, 12/08/21	25	27,107
LYB International Finance BV, 4.88%, 3/15/44	5	5,177
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	5	5,802

		69,819
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	30	38,692
Consumer Finance — 0.7%
American Express Co., 4.05%, 12/03/42	20	19,866
Capital One Financial Corp., 3.50%, 6/15/23	25	25,366
John Deere Capital Corp., 2.80%, 1/27/23	10	10,084
MasterCard, Inc., 3.38%, 4/01/24	25	26,067

		81,383
Diversified Financial Services — 6.0%
Bank of America Corp.:
5.63%, 7/01/20	25	27,458
3.30%, 1/11/23	45	45,745
4.13%, 1/22/24	25	26,274
4.00%, 1/22/25	25	25,225
4.25%, 10/22/26	55	56,077
5.88%, 2/07/42	15	18,310
5.00%, 1/21/44	10	10,971
4.88%, 4/01/44	20	21,748
Series L, 4.75%, 4/21/45	5	5,101
Citigroup, Inc.:
3.88%, 10/25/23	25	26,104
5.50%, 9/13/25	25	27,616
4.30%, 11/20/26	45	45,799
6.68%, 9/13/43	10	12,778
4.65%, 7/30/45	15	15,639
4.75%, 5/18/46	10	9,976
Daimler Finance North America LLC, 8.50%, 1/18/31	5	7,554
Deutsche Bank AG, 4.10%, 1/13/26	10	10,084
General Electric Capital Corp., 3.10%, 1/09/23	50	51,753
JPMorgan Chase & Co.:
4.50%, 1/24/22	75	81,119
3.38%, 5/01/23	25	25,166
3.88%, 9/10/24	45	46,092
6.40%, 5/15/38	25	32,539
5.63%, 8/16/43	15	17,261
Northern Trust Corp., 3.95%, 10/30/25	10	10,603

		656,992
Diversified Telecommunication Services — 2.9%
AT&T, Inc.:
3.00%, 2/15/22	25	25,129
3.80%, 3/15/22	25	25,944

Portfolio Abbreviations

STRIPS	Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	13

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued):
6.30%, 1/15/38	$20	$22,884
5.35%, 9/01/40	10	10,282
6.38%, 3/01/41	10	11,514
5.55%, 8/15/41	5	5,289
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	12,560
Verizon Communications, Inc.:
5.15%, 9/15/23	50	55,335
4.81%, 3/15/39 (a)	59	57,871
6.55%, 9/15/43	25	30,681
4.86%, 8/21/46	20	19,408
4.52%, 9/15/48	30	27,596
5.01%, 8/21/54	20	19,409

		323,902
Electric Utilities — 1.4%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	15	18,781
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	12,029
Duke Energy Florida LLC, 6.40%, 6/15/38	25	33,189
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	10,416
Georgia Power Co., 4.30%, 3/15/42	15	14,958
Pacific Gas & Electric Co., 6.05%, 3/01/34	20	25,130
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,678
Southern Power Co., 5.15%, 9/15/41	5	5,160
Virginia Electric & Power Co., 8.88%, 11/15/38	15	24,453

		156,794
Energy Equipment & Services — 0.3%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,608
Enterprise Products Operating LLC, 5.70%, 2/15/42	5	5,722
Halliburton Co., 7.45%, 9/15/39	15	20,256

		31,586
Food & Staples Retailing — 0.1%
Walgreen Co., 3.10%, 9/15/22	10	10,159
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,821
Kellogg Co., 4.50%, 4/01/46	10	9,980
Kraft Foods Group Inc., 3.50%, 6/06/22	25	25,836
Kraft Heinz Foods Co., 5.00%, 6/04/42	10	10,305

		56,942
Health Care Equipment & Supplies — 0.2%
Medtronic, Inc., 4.63%, 3/15/45	20	21,756
Health Care Providers & Services — 0.9%
Aetna, Inc., 6.63%, 6/15/36	5	6,615
Anthem, Inc., 5.10%, 1/15/44	20	21,883
Cardinal Health, Inc., 3.20%, 3/15/23	15	15,271
Express Scripts Holding Co., 4.75%, 11/15/21	25	26,953
UnitedHealth Group, Inc.:
6.88%, 2/15/38	15	20,669
4.75%, 7/15/45	10	11,144

		102,535
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,681
Household Products — 0.1%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	6,929
Industrial Conglomerates — 0.1%
General Electric Co., 2.70%, 10/09/22	10	10,172
Insurance — 1.5%
Aflac, Inc., 3.63%, 6/15/23	15	15,736
Allstate Corp., 3.15%, 6/15/23	10	10,256

Corporate Bonds	Par (000)	Value
Insurance (continued)
American International Group, Inc.:
3.38%, 8/15/20	$25	$25,741
4.13%, 2/15/24	25	26,057
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,972
AXA SA, 8.60%, 12/15/30	5	6,975
MetLife, Inc.:
4.88%, 11/13/43	25	27,524
4.05%, 3/01/45	15	14,787
Prudential Financial, Inc., 6.63%, 12/01/37	10	13,185
Travelers Cos., Inc., 4.60%, 8/01/43	10	11,000

		162,233
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	25	26,787
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	14,567
Media — 2.0%
21st Century Fox America, Inc.:
6.15%, 2/15/41	15	18,182
5.40%, 10/01/43	10	11,096
Comcast Corp.:
3.13%, 7/15/22	25	25,817
4.25%, 1/15/33	5	5,186
6.45%, 3/15/37	20	25,753
Discovery Communications LLC, 6.35%, 6/01/40	15	16,121
NBCUniversal Media LLC:
6.40%, 4/30/40	20	25,740
5.95%, 4/01/41	5	6,129
Omnicom Group, Inc., 3.63%, 5/01/22	20	20,858
Thomson Reuters Corp., 5.85%, 4/15/40	2	2,236
Time Warner, Inc.:
4.05%, 12/15/23	25	26,097
5.38%, 10/15/41	10	10,453
5.35%, 12/15/43	10	10,346
Walt Disney Co., 2.35%, 12/01/22	15	14,978

		218,992
Metals & Mining — 0.6%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	15	16,033
5.00%, 9/30/43	5	5,683
Newmont Mining Corp., 6.25%, 10/01/39	5	5,943
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	5	5,710
Southern Copper Corp.:
5.25%, 11/08/42	15	14,633
5.88%, 4/23/45	15	15,801

		63,803
Multiline Retail — 0.3%
Target Corp.:
4.00%, 7/01/42	20	19,569
3.63%, 4/15/46	15	13,702

		33,271
Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	23,702
BP Capital Markets PLC:
3.25%, 5/06/22	20	20,620
2.75%, 5/10/23	25	24,899
ConocoPhillips:
5.90%, 5/15/38	10	12,017
6.50%, 2/01/39	10	12,858
ConocoPhillips Holding Co., 6.95%, 4/15/29	15	19,506
Enterprise Products Operating LLC, 5.95%, 2/01/41	10	11,631
Petro-Canada, 6.80%, 5/15/38	5	6,514
Phillips 66, 5.88%, 5/01/42	5	5,851
Suncor Energy, Inc., 6.50%, 6/15/38	15	19,035

See Notes to Financial Statements.

14	BLACKROCK CORI FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd.:
7.63%, 1/15/39	$10	$14,248
6.10%, 6/01/40	10	12,444
Valero Energy Corp.:
6.63%, 6/15/37	10	11,886
4.90%, 3/15/45	5	5,006

		200,217
Pharmaceuticals — 2.3%
Abbott Laboratories, 5.30%, 5/27/40	5	5,405
AbbVie, Inc.:
2.90%, 11/06/22	25	25,106
4.40%, 11/06/42	10	9,645
AstraZeneca PLC:
3.38%, 11/16/25	15	15,185
6.45%, 9/15/37	10	13,180
4.38%, 11/16/45	10	10,378
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	25,818
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	19,897
Merck & Co., Inc., 2.80%, 5/18/23	25	25,350
Pfizer, Inc., 7.20%, 3/15/39	35	50,245
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	24,644
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/01/26	25	23,277
4.10%, 10/01/46	10	8,607

		256,737
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	15	16,422
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,149
Intel Corp., 4.80%, 10/01/41	10	11,146

		17,295
Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	25,048
5.38%, 7/15/40	15	17,715

		42,763
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	15	19,151
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc., 6.00%, 9/15/41	5	5,223
Tobacco — 0.6%
Altria Group, Inc.:
4.00%, 1/31/24	10	10,608
4.25%, 8/09/42	5	5,012
5.38%, 1/31/44	10	11,639
Philip Morris International, Inc.:
3.60%, 11/15/23	15	15,667
4.25%, 11/10/44	25	25,077

		68,003

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 6.38%, 3/01/35	$20	$23,845
Vodafone Group PLC:
2.95%, 2/19/23	15	14,922
4.38%, 2/19/43	10	9,322

		48,089
Total Corporate Bonds — 36.6%		4,024,278

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.25%, 5/15/30	10	14,305
5.38%, 2/15/31	45	60,694
4.50%, 2/15/36	30	38,478
3.75%, 8/15/41	120	137,892
3.13%, 11/15/41	40	41,475
3.00%, 11/15/44	80	80,722
3.00%, 11/15/45	20	20,147
2.50%, 2/15/46	40	36,355
2.50%, 5/15/46	50	45,410
2.25%, 8/15/46	10	8,584
2.88%, 11/15/46	110	108,118
3.00%, 2/15/47	50	50,471
U.S. Treasury Notes:
2.50%, 8/15/23	100	102,805
1.38%, 9/30/23	50	47,990
2.75%, 11/15/23	40	41,717
2.75%, 2/15/24	30	31,278
2.50%, 5/15/24	80	82,094
2.38%, 8/15/24	45	45,749
2.25%, 11/15/24	45	45,302
2.25%, 11/15/25	70	70,030
1.63%, 2/15/26	40	37,980
1.63%, 5/15/26	400	379,000
1.50%, 8/15/26	100	93,516
2.25%, 2/15/27	60	59,824
U.S. Treasury Principal STRIPS, 0.00%, 2/15/31 (b)	7,295	5,225,715
Total U.S. Treasury Obligations — 62.8%		6,905,651
Total Long-Term Investments (Cost — $10,197,248) — 99.4%		10,929,929

Short-Term Securities — 0.4%	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (c)(d)	40,154	40,154
Total Short-Term Securities (Cost — $40,154) — 0.4%		40,154
Total Investments (Cost — $10,237,402) — 99.8%		10,970,083
Other Assets Less Liabilities — 0.2%		23,120

Net Assets — 100.0%		$10,993,203

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	15

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

(d)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	117,510	(77,356)	40,154	$40,154	$122	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	June 2017	$152,969	$2,429

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$2,429	—	$2,429

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$(17,276)	—	$(17,276)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$10,121	—	$10,121

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$151,907

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

16	BLACKROCK CORI FUNDS	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock CoRI 2015 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,929,929	—	$10,929,929
Short-Term Securities	$40,154	—	—	40,154

Total	$40,154	$10,929,929	—	$10,970,083

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$2,429	—	—	$2,429
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Futures are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	17

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.7%
Eaton Corp., 4.15%, 11/02/42	$20	$19,788
Lockheed Martin Corp., 4.07%, 12/15/42	15	14,948
Northrop Grumman Corp., 3.25%, 8/01/23	10	10,300
United Technologies Corp.:
3.10%, 6/01/22	10	10,369
4.50%, 6/01/42	20	21,630

		77,035
Air Freight & Logistics — 0.3%
FedEx Corp.:
5.10%, 1/15/44	10	10,811
4.10%, 2/01/45	10	9,523
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,600

		26,934
Automobiles — 0.3%
Ford Motor Co., 4.75%, 1/15/43	35	33,158
Banks — 2.9%
BNP Paribas SA, 3.25%, 3/03/23	5	5,093
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,284
HSBC Holdings PLC, 6.10%, 1/14/42	65	82,605
Sumitomo Mitsui Financial Group, Inc., 3.78%, 3/09/26	25	25,880
Wells Fargo & Co.:
3.45%, 2/13/23	75	76,354
3.30%, 9/09/24	30	30,296
5.61%, 1/15/44	25	28,655
4.65%, 11/04/44	15	15,152
3.90%, 5/01/45	15	14,496
4.90%, 11/17/45	10	10,503

		303,318
Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	11	11,506
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	39	38,876
PepsiCo, Inc.:
2.75%, 3/01/23	15	15,193
4.00%, 3/05/42	15	15,097

		80,672
Biotechnology — 0.4%
Biogen, Inc., 3.63%, 9/15/22	20	20,833
Celgene Corp., 3.55%, 8/15/22	25	25,934

		46,767
Capital Markets — 3.9%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	20,774
Credit Suisse USA, Inc., 7.13%, 7/15/32	55	75,309
Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	10,331
6.13%, 2/15/33	45	55,000
6.75%, 10/01/37	35	43,643
6.25%, 2/01/41	5	6,309
Morgan Stanley:
3.75%, 2/25/23	25	25,927
3.70%, 10/23/24	70	71,701
5.00%, 11/24/25	25	27,140
4.35%, 9/08/26	10	10,342
3.95%, 4/23/27	15	15,045
6.38%, 7/24/42	10	12,952
4.30%, 1/27/45	15	14,994
State Street Corp.:
3.70%, 11/20/23	10	10,546
3.55%, 8/18/25	10	10,376

		410,389

Corporate Bonds	Par (000)	Value
Chemicals — 0.5%
Dow Chemical Co., 7.38%, 11/01/29	$10	$13,589
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,939
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,604

		50,132
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39	15	19,346
Consumer Finance — 0.8%
American Express Co., 4.05%, 12/03/42	20	19,866
Capital One Financial Corp., 3.50%, 6/15/23	25	25,366
John Deere Capital Corp., 2.80%, 1/27/23	15	15,126
MasterCard, Inc., 3.38%, 4/01/24	25	26,067

		86,425
Diversified Financial Services — 5.2%
Bank of America Corp.:
3.30%, 1/11/23	45	45,745
4.13%, 1/22/24	25	26,274
4.00%, 4/01/24	25	26,048
4.00%, 1/22/25	40	40,360
5.88%, 2/07/42	20	24,413
5.00%, 1/21/44	10	10,971
4.88%, 4/01/44	25	27,185
Series L, 4.75%, 4/21/45	5	5,101
Citigroup, Inc.:
3.88%, 10/25/23	25	26,104
5.50%, 9/13/25	25	27,616
4.30%, 11/20/26	5	5,089
8.13%, 7/15/39	20	29,429
4.65%, 7/30/45	15	15,639
4.75%, 5/18/46	10	9,976
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,108
Deutsche Bank AG, 4.10%, 1/13/26	25	25,210
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	50,331
3.88%, 9/10/24	80	81,941
6.40%, 5/15/38	25	32,539
5.60%, 7/15/41	10	11,973
Northern Trust Corp., 3.95%, 10/30/25	10	10,603

		547,655
Diversified Telecommunication Services — 2.5%
AT&T, Inc.:
6.30%, 1/15/38	25	28,605
5.35%, 9/01/40	10	10,282
6.38%, 3/01/41	10	11,514
5.55%, 8/15/41	15	15,867
Orange SA, 5.38%, 1/13/42	5	5,662
Verizon Communications, Inc.:
5.15%, 9/15/23	50	55,335
4.27%, 1/15/36	25	23,384
6.55%, 9/15/43	35	42,953
4.86%, 8/21/46	15	14,556
4.52%, 9/15/48	30	27,596
5.01%, 8/21/54	25	24,261

		260,015
Electric Utilities — 1.7%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	20	25,042
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	12,028
Duke Energy Florida LLC, 6.40%, 6/15/38	25	33,189
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	10,416
Georgia Power Co., 4.30%, 3/15/42	10	9,972
Pacific Gas & Electric Co., 6.05%, 3/01/34	25	31,413
PacifiCorp, 6.00%, 1/15/39	15	19,167

See Notes to Financial Statements.

18	BLACKROCK CORI FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co., Series A, 5.95%, 2/01/38	$10	$12,678
Southern Power Co., 5.15%, 9/15/41	5	5,160
Virginia Electric & Power Co., 8.88%, 11/15/38	10	16,302

		175,367
Energy Equipment & Services — 0.2%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,608
Halliburton Co., 7.45%, 9/15/39	15	20,256

		25,864
Food & Staples Retailing — 0.1%
Walgreen Co., 3.10%, 9/15/22	15	15,239
Food Products — 0.2%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,821
Kellogg Co., 4.50%, 4/01/46	15	14,969

		25,790
Health Care Equipment & Supplies — 0.2%
Medtronic, Inc., 4.63%, 3/15/45	20	21,756
Health Care Providers & Services — 0.7%
Aetna, Inc., 6.63%, 6/15/36	5	6,615
Anthem, Inc., 5.10%, 1/15/44	20	21,883
Cardinal Health, Inc., 3.20%, 3/15/23	10	10,181
UnitedHealth Group, Inc.:
6.88%, 2/15/38	15	20,669
4.75%, 7/15/45	10	11,144

		70,492
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,681
Household Products — 0.1%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	6,929
Insurance — 1.6%
Aflac, Inc., 3.63%, 6/15/23	10	10,491
Allstate Corp., 3.15%, 6/15/23	15	15,385
American International Group, Inc., 4.13%, 2/15/24	50	52,113
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,972
AXA SA, 8.60%, 12/15/30	10	13,950
MetLife, Inc.:
4.13%, 8/13/42	10	9,987
4.88%, 11/13/43	25	27,524
Prudential Financial, Inc., 6.63%, 12/01/37	15	19,778
Travelers Cos., Inc., 4.60%, 8/01/43	10	11,000

		171,200
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	14,567
Media — 2.0%
21st Century Fox America, Inc.:
6.40%, 12/15/35	10	12,319
6.15%, 2/15/41	5	6,061
5.40%, 10/01/43	10	11,096
Comcast Corp.:
3.13%, 7/15/22	25	25,817
4.25%, 1/15/33	15	15,557
6.45%, 3/15/37	25	32,191
NBCUniversal Media LLC:
6.40%, 4/30/40	20	25,740
5.95%, 4/01/41	10	12,258
Thomson Reuters Corp., 5.85%, 4/15/40	3	3,355
Time Warner, Inc.:
4.05%, 12/15/23	25	26,097
5.38%, 10/15/41	15	15,679
5.35%, 12/15/43	20	20,691

Corporate Bonds	Par (000)	Value
Media (continued)
Walt Disney Co., 2.35%, 12/01/22	$10	$9,985

		216,846
Metals & Mining — 0.7%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	10	10,688
5.00%, 9/30/43	15	17,050
Newmont Mining Corp., 6.25%, 10/01/39	10	11,887
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	11,420
Southern Copper Corp.:
5.25%, 11/08/42	15	14,633
5.88%, 4/23/45	10	10,534

		76,212
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	19,569
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	23,702
BP Capital Markets PLC, 2.75%, 5/10/23	25	24,899
ConocoPhillips, 6.50%, 2/01/39	20	25,716
ConocoPhillips Holding Co., 6.95%, 4/15/29	20	26,008
Enterprise Products Operating LLC, 5.95%, 2/01/41	10	11,631
Phillips 66, 5.88%, 5/01/42	10	11,701
Suncor Energy, Inc., 6.50%, 6/15/38	30	38,070
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	6,220
7.63%, 1/15/39	15	21,372
6.10%, 6/01/40	10	12,444
Valero Energy Corp.:
6.63%, 6/15/37	15	17,830
4.90%, 3/15/45	5	5,005

		224,598
Pharmaceuticals — 2.2%
Abbott Laboratories, 5.30%, 5/27/40	10	10,810
AbbVie, Inc., 2.90%, 11/06/22	25	25,106
AstraZeneca PLC:
3.38%, 11/16/25	15	15,185
6.45%, 9/15/37	15	19,770
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	25,818
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	5	6,632
Merck & Co., Inc., 2.80%, 5/18/23	25	25,350
Pfizer, Inc., 7.20%, 3/15/39	40	57,423
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	24,644
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/01/26	15	13,966
4.10%, 10/01/46	15	12,911

		237,615
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	20	21,896
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,149
Intel Corp., 4.80%, 10/01/41	15	16,720

		22,869
Software — 0.6%
Oracle Corp.:
2.50%, 10/15/22	25	25,048
6.13%, 7/08/39	20	25,689
5.38%, 7/15/40	10	11,810

		62,547

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	19

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Corporate Bonds	Par (000)	Value
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	$15	$19,151
Lowe’s Cos., Inc., 6.65%, 9/15/37	5	6,973

		26,124
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc., 6.00%, 9/15/41	5	5,223
Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	15	15,912
5.38%, 1/31/44	20	23,278
Philip Morris International, Inc.:
3.60%, 11/15/23	10	10,444
4.88%, 11/15/43	10	10,904
4.25%, 11/10/44	15	15,047

		75,585
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 6.38%, 3/01/35	25	29,806
Vodafone Group PLC:
2.95%, 2/19/23	10	9,948
4.38%, 2/19/43	5	4,661

		44,415
Total Corporate Bonds — 33.1%		3,515,230

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 8/15/22	110	139,644
7.13%, 2/15/23	55	70,615
7.50%, 11/15/24	100	137,730
7.63%, 2/15/25	90	125,673
6.00%, 2/15/26	125	162,759
6.38%, 8/15/27	150	205,934
6.13%, 8/15/29	50	69,904
6.25%, 5/15/30	50	71,523
4.50%, 2/15/36	65	83,370
4.38%, 2/15/38	40	50,533
4.50%, 5/15/38	10	12,840
4.38%, 11/15/39	10	12,570
4.38%, 5/15/41	10	12,606
3.75%, 8/15/41	10	11,491
3.13%, 11/15/41	25	25,922
3.13%, 2/15/42	60	62,194
2.75%, 11/15/42	40	38,602
3.13%, 2/15/43	50	51,676
2.88%, 5/15/43	80	78,950

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
3.63%, 8/15/43	$100	$112,738
3.75%, 11/15/43	150	172,816
3.63%, 2/15/44	50	56,435
3.38%, 5/15/44	75	81,111
3.13%, 8/15/44	60	62,009
3.00%, 11/15/44	90	90,812
2.50%, 2/15/45	40	36,450
2.88%, 8/15/45	30	29,491
3.00%, 11/15/45	130	130,955
2.50%, 2/15/46	80	72,709
2.50%, 5/15/46	10	9,082
2.25%, 8/15/46	15	12,877
2.88%, 11/15/46	150	147,434
U.S. Treasury Notes:
1.63%, 8/15/22	110	108,548
1.63%, 11/15/22	230	226,433
2.00%, 2/15/23	100	100,215
1.75%, 5/15/23	170	167,576
2.50%, 8/15/23	130	133,646
2.75%, 11/15/23	120	125,152
2.75%, 2/15/24	100	104,262
2.50%, 5/15/24	110	112,879
2.38%, 8/15/24	170	172,829
2.00%, 2/15/25	125	123,393
2.13%, 5/15/25	90	89,448
2.00%, 8/15/25	180	176,920
2.25%, 11/15/25	145	145,062
1.63%, 2/15/26	125	118,686
1.63%, 5/15/26	230	217,925
2.00%, 11/15/26	25	24,393
2.25%, 2/15/27	80	79,766
U.S. Treasury Principal STRIPS, 0.00%, 2/15/36 (a)	3,748	2,289,046
Total U.S. Treasury Obligations — 65.6%		6,955,634
Total Long-Term Investments (Cost — $10,123,857) — 98.7%		10,470,864

Short-Term Securities — 0.7%	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)(c)	69,713	69,713
Total Short-Term Securities (Cost — $69,713) — 0.7%		69,713
Total Investments (Cost — $10,193,570) — 99.4%		10,540,577
Other Assets Less Liabilities — 0.6%		63,545

Net Assets — 100.0%		$10,604,122

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class contracts	97,715	(28,002)	69,713	$69,713	$150	—	—

(c)	Current yield as of period end.

See Notes to Financial Statements.

20	BLACKROCK CORI FUNDS	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock CoRI 2017 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	June 2017	$152,969	$2,429

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$2,429	—	$2,429

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$(17,276)	—	$(17,276)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$10,121	—	$10,121

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$151,907

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,470,864	—	$10,470,864
Short-Term Securities	$69,713	—	—	69,713

Total	$69,713	$10,470,864	—	$10,540,577

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$2,429	—	—	$2,429
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	21

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.2%
Eaton Corp., 4.15%, 11/02/42	$15	$14,841
Lockheed Martin Corp., 4.07%, 12/15/42	30	29,896
Northrop Grumman Corp., 4.75%, 6/01/43	15	16,520
United Technologies Corp., 4.50%, 6/01/42	65	70,299

		131,556
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.90%, 1/15/34	15	16,338
4.10%, 2/01/45	10	9,523
United Parcel Service, Inc., 6.20%, 1/15/38	10	13,200

		39,061
Automobiles — 0.2%
Ford Motor Co., 4.75%, 1/15/43	25	23,684
Banks — 2.5%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,284
HSBC Holdings PLC, 6.10%, 1/14/42	95	120,731
Wells Fargo & Co.:
3.30%, 9/09/24	10	10,098
5.38%, 11/02/43	30	33,250
5.61%, 1/15/44	45	51,579
4.65%, 11/04/44	15	15,152
3.90%, 5/01/45	20	19,329
4.90%, 11/17/45	15	15,754

		280,177
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	5	5,230
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	15	13,956
PepsiCo, Inc., 4.00%, 3/05/42	25	25,161

		44,347
Capital Markets — 3.8%
Ameriprise Financial, Inc., 3.70%, 10/15/24	10	10,387
Credit Suisse USA, Inc., 7.13%, 7/15/32	60	82,156
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	25	30,556
6.75%, 10/01/37	10	12,469
6.25%, 2/01/41	25	31,544
5.15%, 5/22/45	30	31,693
Morgan Stanley:
3.70%, 10/23/24	55	56,337
5.00%, 11/24/25	25	27,140
4.35%, 9/08/26	15	15,513
3.95%, 4/23/27	45	45,135
6.38%, 7/24/42	10	12,952
4.30%, 1/27/45	25	24,989
State Street Corp.:
3.30%, 12/16/24	10	10,244
3.55%, 8/18/25	40	41,504

		432,619
Chemicals — 0.5%
Dow Chemical Co., 7.38%, 11/01/29	10	13,589
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	5	4,970
Ecolab, Inc., 5.50%, 12/08/41	10	11,963
EI du Pont de Nemours & Co., 4.90%, 1/15/41	10	10,946
LYB International Finance BV, 5.25%, 7/15/43	5	5,395
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,604

		58,467
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	40	51,590

Corporate Bonds	Par (000)	Value
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	$20	$19,866
Diversified Financial Services — 4.1%
Bank of America Corp.:
4.00%, 1/22/25	30	30,270
4.25%, 10/22/26	40	40,783
5.88%, 2/07/42	20	24,413
5.00%, 1/21/44	50	54,856
4.88%, 4/01/44	15	16,311
Series L, 4.75%, 4/21/45	5	5,100
Citigroup, Inc.:
5.50%, 9/13/25	15	16,570
4.30%, 11/20/26	20	20,355
6.68%, 9/13/43	15	19,167
5.30%, 5/06/44	10	10,816
4.65%, 7/30/45	20	20,852
4.75%, 5/18/46	25	24,940
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,108
JPMorgan Chase & Co.:
3.88%, 9/10/24	75	76,820
6.40%, 5/15/38	30	39,047
5.60%, 7/15/41	30	35,918
4.95%, 6/01/45	15	15,966

		467,292
Diversified Telecommunication Services — 2.1%
AT&T, Inc.:
6.30%, 1/15/38	30	34,326
6.38%, 3/01/41	10	11,514
Orange SA, 5.38%, 1/13/42	5	5,662
Verizon Communications, Inc.:
4.27%, 1/15/36	25	23,384
6.55%, 9/15/43	70	85,906
4.52%, 9/15/48	30	27,596
5.01%, 8/21/54	35	33,965
4.67%, 3/15/55	15	13,694

		236,047
Electric Utilities — 1.6%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	15	18,781
6.50%, 9/15/37	10	13,178
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	18,043
Duke Energy Florida LLC, 6.40%, 6/15/38	5	6,638
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	15,624
Georgia Power Co., 4.30%, 3/15/42	10	9,972
Pacific Gas & Electric Co., 6.05%, 3/01/34	35	43,978
PacifiCorp, 6.00%, 1/15/39	10	12,778
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	19,017
Southern Power Co., 5.15%, 9/15/41	10	10,320
Virginia Electric & Power Co., 8.88%, 11/15/38	10	16,302

		184,631
Energy Equipment & Services — 0.1%
Baker Hughes, Inc., 5.13%, 9/15/40	10	11,215
Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	16,231
Kellogg Co., 4.50%, 4/01/46	20	19,959
Kraft Heinz Foods Co., 6.88%, 1/26/39	5	6,265

		42,455
Health Care Equipment & Supplies — 0.3%
Medtronic, Inc., 4.63%, 3/15/45	30	32,634
Health Care Providers & Services — 1.2%
Aetna, Inc., 6.63%, 6/15/36	5	6,615
Anthem, Inc., 5.10%, 1/15/44	25	27,354

See Notes to Financial Statements.

22	BLACKROCK CORI FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.:
3.75%, 7/15/25	$50	$52,587
4.63%, 7/15/35	10	10,978
6.88%, 2/15/38	20	27,559
4.75%, 7/15/45	10	11,144

		136,237
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.:
6.30%, 10/15/37	15	19,021
3.70%, 2/15/42	15	13,582

		32,603
Household Products — 0.1%
Kimberly-Clark Corp., 6.63%, 8/01/37	10	13,858
Insurance — 1.2%
Allstate Corp., 4.50%, 6/15/43	15	16,143
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,972
AXA SA, 8.60%, 12/15/30	10	13,950
MetLife, Inc., 4.88%, 11/13/43	45	49,543
Prudential Financial, Inc., 6.63%, 12/01/37	20	26,371
Travelers Cos., Inc., 4.60%, 8/01/43	15	16,499

		133,478
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	20	19,423
Media — 2.0%
21st Century Fox America, Inc.:
6.40%, 12/15/35	15	18,478
6.15%, 2/15/41	10	12,121
5.40%, 10/01/43	10	11,096
Comcast Corp.:
4.25%, 1/15/33	20	20,743
6.45%, 3/15/37	20	25,753
6.40%, 3/01/40	25	32,317
NBCUniversal Media LLC:
5.95%, 4/01/41	10	12,258
4.45%, 1/15/43	15	15,224
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,591
Time Warner, Inc.:
4.05%, 12/15/23	25	26,097
5.38%, 10/15/41	20	20,905
5.35%, 12/15/43	20	20,691
Walt Disney Co., 4.13%, 6/01/44	5	5,128

		226,402
Metals & Mining — 0.7%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	10	11,367
Newmont Mining Corp., 6.25%, 10/01/39	10	11,886
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	22,840
Southern Copper Corp.:
5.25%, 11/08/42	20	19,511
5.88%, 4/23/45	15	15,801

		81,405
Multiline Retail — 0.4%
Target Corp.:
4.00%, 7/01/42	25	24,461
3.63%, 4/15/46	25	22,837

		47,298
Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp., 6.45%, 9/15/36	30	35,553
ConocoPhillips, 6.50%, 2/01/39	25	32,145
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	32,510
Enterprise Products Operating LLC, 5.95%, 2/01/41	25	29,077

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP, 6.85%, 10/15/37	$5	$5,992
Phillips 66, 5.88%, 5/01/42	10	11,701
Suncor Energy, Inc., 6.50%, 6/15/38	35	44,415
TransCanada PipeLines Ltd.:
7.63%, 1/15/39	20	28,496
6.10%, 6/01/40	15	18,666
Valero Energy Corp.:
6.63%, 6/15/37	15	17,830
4.90%, 3/15/45	10	10,011

		266,396
Pharmaceuticals — 1.8%
Abbott Laboratories, 5.30%, 5/27/40	10	10,810
AbbVie, Inc., 4.40%, 11/06/42	15	14,467
AstraZeneca PLC:
3.38%, 11/16/25	20	20,247
6.45%, 9/15/37	15	19,770
4.38%, 11/16/45	10	10,378
Bristol-Myers Squibb Co., 3.25%, 8/01/42	5	4,434
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	10	13,265
Pfizer, Inc.:
7.20%, 3/15/39	50	71,779
4.40%, 5/15/44	5	5,249
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	5	5,591
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/01/26	25	23,277
4.10%, 10/01/46	10	8,607

		207,874
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,254
Norfolk Southern Corp., 4.84%, 10/01/41	25	27,370

		33,624
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,149
Intel Corp., 4.80%, 10/01/41	15	16,720

		22,869
Software — 0.3%
Oracle Corp.:
6.13%, 7/08/39	20	25,689
5.38%, 7/15/40	10	11,810

		37,499
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	20	25,535
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc., 6.00%, 9/15/41	5	5,223
Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	30	34,917
Philip Morris International, Inc.:
4.88%, 11/15/43	15	16,356
4.25%, 11/10/44	20	20,062

		71,335
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 6.38%, 3/01/35	30	35,767
Vodafone Group PLC, 4.38%, 2/19/43	10	9,321

		45,088
Total Corporate Bonds — 30.6%		3,461,788

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	23

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
7.50%, 11/15/24	$30	$41,319
7.63%, 2/15/25	140	195,491
6.00%, 2/15/26	190	247,393
6.50%, 11/15/26	130	177,242
6.13%, 8/15/29	250	349,522
6.25%, 5/15/30	25	35,762
5.38%, 2/15/31	15	20,231
4.50%, 2/15/36	180	230,871
4.75%, 2/15/37	25	33,023
4.38%, 2/15/38	20	25,266
4.50%, 5/15/38	20	25,681
3.50%, 2/15/39	10	11,153
4.25%, 5/15/39	20	24,736
4.50%, 8/15/39	10	12,783
4.63%, 2/15/40	10	13,003
4.38%, 5/15/41	10	12,606
3.75%, 8/15/41	10	11,491
3.13%, 11/15/41	100	103,688
3.13%, 2/15/42	45	46,645
2.75%, 8/15/42	30	28,979
2.75%, 11/15/42	100	96,504
2.88%, 5/15/43	60	59,213
3.63%, 8/15/43	155	174,744
3.75%, 11/15/43	200	230,422
3.63%, 2/15/44	150	169,307
3.38%, 5/15/44	160	173,037
3.13%, 8/15/44	80	82,678
3.00%, 11/15/44	160	161,444
2.50%, 2/15/45	30	27,338
3.00%, 5/15/45	50	50,402
2.88%, 8/15/45	50	49,152
3.00%, 11/15/45	170	171,249

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
2.50%, 2/15/46	$70	$63,621
2.50%, 5/15/46	100	90,820
2.25%, 8/15/46	35	30,045
2.88%, 11/15/46	130	127,776
3.00%, 2/15/47	100	100,941
U.S. Treasury Notes:
2.38%, 8/15/24	85	86,415
2.25%, 11/15/24	25	25,168
2.00%, 2/15/25	130	128,329
2.13%, 5/15/25	300	298,160
2.00%, 8/15/25	220	216,236
2.25%, 11/15/25	110	110,047
1.63%, 2/15/26	380	360,807
1.63%, 5/15/26	360	341,100
2.25%, 2/15/27	160	159,531
U.S. Treasury Principal STRIPS, 0.00%, 5/15/37 (a)	4,233	2,451,534
Total U.S. Treasury Obligations— 68.0%		7,682,905
Total Long-Term Investments (Cost — $10,781,017) — 98.6%		11,144,693

Short-Term Securities — 0.8%	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)(c)	87,972	87,972
Total Short-Term Securities (Cost — $87,972) — 0.8%		87,972
Total Investments(Cost — $10,868,989) — 99.4%		11,232,665
Other Assets Less Liabilities — 0.6%		67,077

Net Assets — 100.0%		$11,299,742

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	42,367	45,605	87,972	$87,972	$209	—	—

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	June 2017	$152,969	$2,429

See Notes to Financial Statements.

24	BLACKROCK CORI FUNDS	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock CoRI 2019 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$2,429	—	$2,429

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$(17,276)	—	$(17,276)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$10,121	—	$10,121

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$151,907

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,144,693	—	$11,144,693
Short-Term Securities	$87,972	—	—	87,972

Total	$87,972	$11,144,693	—	$11,232,665

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$2,429	—	—	$2,429
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	25

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.1%
Eaton Corp., 4.00%, 11/02/32	$20	$20,624
Lockheed Martin Corp., 4.07%, 12/15/42	30	29,896
Northrop Grumman Corp., 4.75%, 6/01/43	20	22,027
United Technologies Corp.:
5.70%, 4/15/40	20	24,603
4.50%, 6/01/42	30	32,445

		129,595
Air Freight & Logistics — 0.5%
FedEx Corp.:
4.90%, 1/15/34	15	16,337
5.10%, 1/15/44	10	10,811
4.10%, 2/01/45	10	9,523
United Parcel Service, Inc., 6.20%, 1/15/38	15	19,800

		56,471
Automobiles — 0.2%
Ford Motor Co., 4.75%, 1/15/43	30	28,421
Banks — 3.0%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,284
HSBC Holdings PLC, 6.10%, 1/14/42	100	127,086
Sumitomo Mitsui Financial Group, Inc., 3.01%, 10/19/26	25	24,366
Wells Fargo & Co.:
4.30%, 7/22/27	45	47,187
5.38%, 11/02/43	35	38,791
5.61%, 1/15/44	20	22,924
4.65%, 11/04/44	25	25,253
3.90%, 5/01/45	25	24,161
4.40%, 6/14/46	25	24,411

		348,463
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	10	10,461
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	20	18,608
Diageo Investment Corp., 4.25%, 5/11/42	15	15,420
PepsiCo, Inc., 3.60%, 8/13/42	15	14,045

		58,534
Capital Markets — 2.1%
Credit Suisse USA, Inc., 7.13%, 7/15/32	10	13,693
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	10	12,222
6.75%, 10/01/37	60	74,816
5.15%, 5/22/45	30	31,693
Morgan Stanley:
4.35%, 9/08/26	25	25,855
3.95%, 4/23/27	20	20,060
6.38%, 7/24/42	20	25,904
4.30%, 1/27/45	35	34,985

		239,228
Chemicals — 0.6%
Dow Chemical Co., 7.38%, 11/01/29	15	20,384
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	9,941
Ecolab, Inc., 5.50%, 12/08/41	5	5,981
EI du Pont de Nemours & Co., 4.90%, 1/15/41	10	10,946
LYB International Finance BV, 5.25%, 7/15/43	10	10,791
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,603

		69,646
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39	20	25,795
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	20	19,866

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 3.4%
Bank of America Corp.:
4.25%, 10/22/26	$30	$30,587
5.88%, 2/07/42	20	24,413
5.00%, 1/21/44	35	38,399
4.88%, 4/01/44	15	16,311
Series L, 4.75%, 4/21/45	15	15,302
Citigroup, Inc.:
4.30%, 11/20/26	10	10,178
4.45%, 9/29/27	10	10,231
8.13%, 7/15/39	10	14,714
6.68%, 9/13/43	15	19,167
5.30%, 5/06/44	5	5,408
4.65%, 7/30/45	15	15,639
4.75%, 5/18/46	25	24,941
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,108
JPMorgan Chase & Co.:
4.13%, 12/15/26	30	30,916
4.25%, 10/01/27	15	15,552
6.40%, 5/15/38	35	45,555
5.60%, 7/15/41	10	11,973
5.40%, 1/06/42	30	35,177
4.95%, 6/01/45	15	15,966

		395,537
Diversified Telecommunication Services — 2.7%
AT&T, Inc.:
6.30%, 1/15/38	20	22,884
5.35%, 9/01/40	15	15,424
6.38%, 3/01/41	15	17,271
Orange SA, 5.38%, 1/13/42	5	5,662
Telefonica Europe BV, 8.25%, 9/15/30	10	13,819
Verizon Communications, Inc.:
4.27%, 1/15/36	25	23,384
4.75%, 11/01/41	15	14,469
6.55%, 9/15/43	35	42,953
4.86%, 8/21/46	35	33,965
4.52%, 9/15/48	45	41,394
5.01%, 8/21/54	65	63,077
4.67%, 3/15/55	15	13,694

		307,996
Electric Utilities — 2.2%
Appalachian Power Co., 7.00%, 4/01/38	10	13,568
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	35	43,823
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	18,043
Duke Energy Florida LLC, 6.40%, 6/15/38	10	13,275
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	15,624
Georgia Power Co., 5.40%, 6/01/40	15	16,846
Pacific Gas & Electric Co., 6.05%, 3/01/34	40	50,260
PacifiCorp, 6.00%, 1/15/39	10	12,778
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	25,356
Southern Power Co., 5.15%, 9/15/41	15	15,481
Virginia Electric & Power Co.:
8.88%, 11/15/38	10	16,302
Series A, 6.00%, 5/15/37	10	12,596

		253,952
Energy Equipment & Services — 0.4%
Baker Hughes, Inc., 5.13%, 9/15/40	10	11,216
Enterprise Products Operating LLC:
6.13%, 10/15/39	5	5,901
5.70%, 2/15/42	5	5,722
Halliburton Co., 7.45%, 9/15/39	15	20,256

		43,095

See Notes to Financial Statements.

26	BLACKROCK CORI FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Corporate Bonds	Par (000)	Value
Food & Staples Retailing — 0.0%
Walgreen Co., 4.40%, 9/15/42	$5	$4,866
Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	21,641
Kellogg Co., 4.50%, 4/01/46	15	14,969
Mondelez International, Inc., 6.50%, 2/09/40	10	12,447

		49,057
Health Care Equipment & Supplies — 0.5%
Medtronic, Inc.:
4.38%, 3/15/35	30	31,748
4.63%, 3/15/45	25	27,195

		58,943
Health Care Providers & Services — 1.0%
Aetna, Inc., 6.63%, 6/15/36	5	6,615
Anthem, Inc.:
4.65%, 1/15/43	10	10,327
5.10%, 1/15/44	30	32,825
UnitedHealth Group, Inc.:
4.63%, 7/15/35	20	21,956
6.88%, 2/15/38	20	27,559
4.75%, 7/15/45	10	11,144

		110,426
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	25,362
Household Products — 0.1%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	6,929
Industrial Conglomerates — 0.2%
Koninklijke Philips NV, 5.00%, 3/15/42	20	21,328
Insurance — 1.6%
Allstate Corp., 4.50%, 6/15/43	15	16,143
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,972
AXA SA, 8.60%, 12/15/30	10	13,950
Lincoln National Corp., 7.00%, 6/15/40	10	13,115
MetLife, Inc.:
4.88%, 11/13/43	30	33,028
4.05%, 3/01/45	20	19,715
Prudential Financial, Inc.:
6.63%, 12/01/37	25	32,964
4.60%, 5/15/44	10	10,655
Travelers Cos., Inc., 4.60%, 8/01/43	30	32,999

		183,541
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	24,279
Media — 2.5%
21st Century Fox America, Inc.:
6.40%, 12/15/35	25	30,797
6.15%, 2/15/41	10	12,121
5.40%, 10/01/43	15	16,644
Comcast Corp.:
4.25%, 1/15/33	30	31,114
6.45%, 3/15/37	15	19,314
6.40%, 3/01/40	25	32,317
4.65%, 7/15/42	10	10,436
NBCUniversal Media LLC:
5.95%, 4/01/41	10	12,258
4.45%, 1/15/43	20	20,299
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,591
Time Warner, Inc.:
6.20%, 3/15/40	20	23,028
6.10%, 7/15/40	5	5,662
5.38%, 10/15/41	20	20,905
5.35%, 12/15/43	10	10,346

Corporate Bonds	Par (000)	Value
Media (continued)
Walt Disney Co.:
4.13%, 6/01/44	$15	$15,383
3.00%, 7/30/46	20	16,938

		283,153
Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	20	22,734
Newmont Mining Corp., 6.25%, 10/01/39	10	11,886
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	11,420
Southern Copper Corp.:
5.25%, 11/08/42	25	24,389
5.88%, 4/23/45	15	15,801

		86,230
Multiline Retail — 0.3%
Target Corp.:
4.00%, 7/01/42	20	19,569
3.63%, 4/15/46	15	13,702

		33,271
Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp., 6.45%, 9/15/36	35	41,478
Apache Corp., 6.00%, 1/15/37	10	11,571
ConocoPhillips:
5.90%, 5/15/38	15	18,026
6.50%, 2/01/39	10	12,858
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	39,011
Enterprise Products Operating LLC, 5.95%, 2/01/41	15	17,446
ONEOK Partners LP, 6.85%, 10/15/37	5	5,992
Petro-Canada, 6.80%, 5/15/38	10	13,029
Phillips 66, 5.88%, 5/01/42	10	11,701
Suncor Energy, Inc., 6.50%, 6/15/38	25	31,725
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	6,220
7.63%, 1/15/39	25	35,621
6.10%, 6/01/40	10	12,444
Valero Energy Corp., 4.90%, 3/15/45	35	35,039

		292,161
Pharmaceuticals — 2.3%
Abbott Laboratories:
6.00%, 4/01/39	15	17,531
5.30%, 5/27/40	10	10,809
AbbVie, Inc., 4.40%, 11/06/42	20	19,290
AstraZeneca PLC:
6.45%, 9/15/37	15	19,770
4.38%, 11/16/45	25	25,944
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	8,868
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	20	20,666
Merck & Co., Inc., 4.15%, 5/18/43	15	15,524
Pfizer, Inc.:
7.20%, 3/15/39	45	64,601
4.40%, 5/15/44	5	5,249
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,183
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/01/26	35	32,588
4.10%, 10/01/46	15	12,911

		264,934
Road & Rail — 0.4%
CSX Corp., 6.22%, 4/30/40	15	18,762
Norfolk Southern Corp., 4.84%, 10/01/41	25	27,370

		46,132

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	27

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	$5	$6,149
Intel Corp., 4.80%, 10/01/41	25	27,866

		34,015
Software — 0.5%
Oracle Corp.:
6.13%, 7/08/39	15	19,267
5.38%, 7/15/40	35	41,335

		60,602
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36	20	25,535
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	13,946

		39,481
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc., 6.00%, 9/15/41	10	10,446
Tobacco — 0.8%
Altria Group, Inc., 5.38%, 1/31/44	35	40,737
Philip Morris International, Inc.:
4.88%, 11/15/43	20	21,807
4.25%, 11/10/44	25	25,078

		87,622
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	40	47,689
Vodafone Group PLC:
6.15%, 2/27/37	10	11,616
4.38%, 2/19/43	10	9,322

		68,627
Total Corporate Bonds — 32.7%		3,768,004

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.50%, 11/15/26	210	286,314
6.63%, 2/15/27	170	235,012
6.38%, 8/15/27	45	61,780
5.25%, 2/15/29	200	258,875
6.13%, 8/15/29	125	174,761
6.25%, 5/15/30	25	35,762
5.38%, 2/15/31	45	60,694
4.50%, 2/15/36	165	211,632
4.75%, 2/15/37	115	151,908
3.50%, 2/15/39	30	33,459

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
4.50%, 8/15/39	$50	$63,916
4.38%, 11/15/39	25	31,425
4.63%, 2/15/40	50	65,014
3.88%, 8/15/40	250	292,676
4.75%, 2/15/41	20	26,516
4.38%, 5/15/41	110	138,664
3.75%, 8/15/41	10	11,491
3.13%, 11/15/41	180	186,637
3.13%, 2/15/42	40	41,462
2.75%, 8/15/42	30	28,979
2.75%, 11/15/42	35	33,776
3.13%, 2/15/43	120	124,022
2.88%, 5/15/43	50	49,344
3.63%, 8/15/43	100	112,738
3.75%, 11/15/43	50	57,605
3.63%, 2/15/44	105	118,515
3.38%, 5/15/44	150	162,223
3.13%, 8/15/44	110	113,682
3.00%, 11/15/44	350	353,158
3.00%, 5/15/45	310	312,495
2.88%, 8/15/45	225	221,186
3.00%, 11/15/45	80	80,587
2.50%, 2/15/46	100	90,887
2.50%, 5/15/46	190	172,559
2.88%, 11/15/46	150	147,434
3.00%, 2/15/47	180	181,694
U.S. Treasury Notes:
1.50%, 8/15/26	60	56,109
2.25%, 2/15/27	100	99,707
U.S. Treasury Principal STRIPS, 0.00%, 5/15/39 (a)	5,150	2,712,654
Total U.S. Treasury Obligations — 65.8%		7,597,352
Total Long-Term Investments (Cost — $10,923,587) — 98.5%		11,365,356

Short-Term Securities — 0.8%	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)(c)	91,635	91,635
Total Short-Term Securities (Cost — $91,635) — 0.8%		91,635
Total Investments (Cost — $11,015,222) — 99.3%		11,456,991
Other Assets Less Liabilities — 0.7%		78,518

Net Assets — 100.0%		$11,535,509

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	168,695	(77,060)	91,635	$91,635	$276	—	—

(c)	Current yield as of period end.

See Notes to Financial Statements.

28	BLACKROCK CORI FUNDS	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock CoRI 2021 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	June 2017	$152,969	$2,429

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$2,429	—	$2,429

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$(17,276)	—	$(17,276)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$10,121	—	$10,121

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$151,907

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,365,356	—	$11,365,356
Short-Term Securities	$91,635	—	—	91,635

Total	$91,635	$11,365,356	—	$11,456,991

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$2,429	—	—	$2,429
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	29

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.2%
Eaton Corp., 4.15%, 11/02/42	$25	$24,735
Honeywell International, Inc., Series 30, 5.38%, 3/01/41	15	18,429
Lockheed Martin Corp., 4.07%, 12/15/42	45	44,844
Northrop Grumman Corp., 4.75%, 6/01/43	15	16,520
United Technologies Corp.:
5.70%, 4/15/40	15	18,452
4.50%, 6/01/42	40	43,261

		166,241
Air Freight & Logistics — 0.5%
FedEx Corp.:
4.90%, 1/15/34	20	21,783
5.10%, 1/15/44	5	5,405
4.10%, 2/01/45	15	14,285
United Parcel Service, Inc., 6.20%, 1/15/38	15	19,800

		61,273
Automobiles — 0.3%
Ford Motor Co., 4.75%, 1/15/43	45	42,632
Banks — 2.7%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,284
HSBC Holdings PLC, 6.10%, 1/14/42	120	152,503
Wells Fargo & Co.:
5.38%, 11/02/43	20	22,166
5.61%, 1/15/44	30	34,386
4.65%, 11/04/44	40	40,405
3.90%, 5/01/45	40	38,657
4.90%, 11/17/45	30	31,509
4.40%, 6/14/46	25	24,411

		358,321
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	15	14,355
4.63%, 2/01/44	10	10,460
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	15	13,956
Diageo Investment Corp., 4.25%, 5/11/42	25	25,701
PepsiCo, Inc., 4.00%, 3/05/42	50	50,322

		114,794
Biotechnology — 0.2%
Amgen, Inc., 4.95%, 10/01/41	25	26,471
Capital Markets — 2.2%
Credit Suisse USA, Inc., 7.13%, 7/15/32	40	54,770
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	35	42,778
6.75%, 10/01/37	70	87,286
6.25%, 2/01/41	25	31,544
5.15%, 5/22/45	10	10,564
Morgan Stanley:
6.38%, 7/24/42	20	25,904
4.30%, 1/27/45	45	44,981

		297,827
Chemicals — 0.5%
Dow Chemical Co., 7.38%, 11/01/29	10	13,589
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	9,941
Ecolab, Inc., 5.50%, 12/08/41	10	11,963
EI du Pont de Nemours & Co., 4.90%, 1/15/41	10	10,946
LYB International Finance BV, 5.25%, 7/15/43	5	5,395
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	15	17,405

		69,239

Corporate Bonds	Par (000)	Value
Communications Equipment — 0.5%
Cisco Systems, Inc.:
5.90%, 2/15/39	$45	$58,038
5.50%, 1/15/40	10	12,372

		70,410
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	20	19,866
Diversified Financial Services — 3.1%
Bank of America Corp.:
5.88%, 2/07/42	15	18,310
5.00%, 1/21/44	70	76,799
4.88%, 4/01/44	35	38,058
Series L, 4.75%, 4/21/45	5	5,100
Citigroup, Inc.:
4.13%, 7/25/28	25	24,986
8.13%, 7/15/39	10	14,714
6.68%, 9/13/43	20	25,556
5.30%, 5/06/44	15	16,224
4.65%, 7/30/45	15	15,639
4.75%, 5/18/46	15	14,964
Daimler Finance North America LLC, 8.50%, 1/18/31	15	22,662
JPMorgan Chase & Co.:
6.40%, 5/15/38	35	45,555
5.60%, 7/15/41	30	35,918
5.40%, 1/06/42	15	17,589
5.63%, 8/16/43	15	17,261
4.95%, 6/01/45	25	26,609

		415,944
Diversified Telecommunication Services — 3.7%
AT&T, Inc.:
6.30%, 1/15/38	25	28,605
5.35%, 9/01/40	20	20,565
5.55%, 8/15/41	20	21,156
5.15%, 3/15/42	30	29,723
Orange SA, 5.38%, 1/13/42	10	11,324
Telefonica Europe BV, 8.25%, 9/15/30	25	34,549
Verizon Communications, Inc.:
4.27%, 1/15/36	50	46,768
4.81%, 3/15/39 (a)	70	68,660
4.75%, 11/01/41	20	19,292
6.55%, 9/15/43	50	61,362
4.86%, 8/21/46	40	38,817
4.52%, 9/15/48	40	36,795
5.01%, 8/21/54	60	58,225
4.67%, 3/15/55	20	18,259

		494,100
Electric Utilities — 2.7%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	40	50,084
6.50%, 9/15/37	10	13,178
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	25	30,071
Duke Energy Florida LLC, 6.40%, 6/15/38	45	59,740
Exelon Generation Co. LLC, 6.25%, 10/01/39	25	26,040
Georgia Power Co., 4.30%, 3/15/42	30	29,915
Pacific Gas & Electric Co., 6.05%, 3/01/34	55	69,108
PacifiCorp, 6.00%, 1/15/39	10	12,778
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	25,356
Southern Power Co., 5.15%, 9/15/41	15	15,481
Virginia Electric & Power Co., 8.88%, 11/15/38	20	32,604

		364,355

See Notes to Financial Statements.

30	BLACKROCK CORI FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Corporate Bonds	Par (000)	Value
Energy Equipment & Services — 0.5%
Baker Hughes, Inc., 5.13%, 9/15/40	$20	$22,431
Enterprise Products Operating LLC, 5.70%, 2/15/42	5	5,722
Halliburton Co., 7.45%, 9/15/39	25	33,760

		61,913
Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	21,641
JM Smucker Co., 4.38%, 3/15/45	10	10,121
Kellogg Co., 4.50%, 4/01/46	20	19,959

		51,721
Health Care Equipment & Supplies — 0.6%
Medtronic, Inc., 4.63%, 3/15/45	75	81,585
Health Care Providers & Services — 1.1%
Aetna, Inc., 6.63%, 6/15/36	10	13,230
Anthem, Inc.:
4.65%, 1/15/43	30	30,980
5.10%, 1/15/44	20	21,884
UnitedHealth Group, Inc.:
4.63%, 7/15/35	25	27,445
4.75%, 7/15/45	55	61,290

		154,829
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.:
6.30%, 10/15/37	20	25,362
3.70%, 2/15/42	20	18,109

		43,471
Insurance — 1.9%
Allstate Corp., 4.50%, 6/15/43	20	21,524
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,972
AXA SA, 8.60%, 12/15/30	15	20,925
Chubb Corp., Series 1, 6.50%, 5/15/38	15	20,321
Lincoln National Corp., 7.00%, 6/15/40	10	13,115
MetLife, Inc.:
4.13%, 8/13/42	25	24,968
4.88%, 11/13/43	35	38,533
4.05%, 3/01/45	15	14,787
Principal Financial Group, Inc., 6.05%, 10/15/36	15	18,865
Prudential Financial, Inc.:
6.63%, 12/01/37	30	39,557
6.20%, 11/15/40	10	12,610
Travelers Cos., Inc., 4.60%, 8/01/43	20	21,999

		258,176
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	24,279
Media — 3.2%
21st Century Fox America, Inc.:
6.40%, 12/15/35	20	24,637
6.15%, 2/15/41	30	36,364
5.40%, 10/01/43	30	33,289
Comcast Corp.:
4.25%, 1/15/33	35	36,300
6.45%, 3/15/37	30	38,629
6.95%, 8/15/37	25	33,654
4.65%, 7/15/42	35	36,527
NBCUniversal Media LLC:
6.40%, 4/30/40	15	19,305
5.95%, 4/01/41	15	18,387
4.45%, 1/15/43	25	25,374
Thomson Reuters Corp., 5.85%, 4/15/40	10	11,182
Time Warner, Inc.:
6.10%, 7/15/40	20	22,649
5.38%, 10/15/41	20	20,905

Corporate Bonds	Par (000)	Value
Media (continued)
Time Warner, Inc. (continued):
4.90%, 6/15/42	$20	$19,581
5.35%, 12/15/43	25	25,864
The Walt Disney Co., 3.70%, 12/01/42	15	14,423
Walt Disney Co., 4.13%, 6/01/44	15	15,383

		432,453
Metals & Mining — 1.1%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	45	51,151
Newmont Mining Corp., 6.25%, 10/01/39	15	17,830
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	35	39,970
Southern Copper Corp., 5.88%, 4/23/45	40	42,135

		151,086
Multi-Utilities — 0.1%
Sempra Energy, 6.00%, 10/15/39	15	18,198
Multiline Retail — 0.4%
Target Corp.:
4.00%, 7/01/42	35	34,245
3.63%, 4/15/46	20	18,270

		52,515
Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp., 6.45%, 9/15/36	45	53,329
Apache Corp., 6.00%, 1/15/37	15	17,356
ConocoPhillips:
5.90%, 5/15/38	10	12,017
6.50%, 2/01/39	45	57,861
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	32,510
Enterprise Products Operating LLC:
6.45%, 9/01/40	5	6,060
5.95%, 2/01/41	30	34,892
ONEOK Partners LP, 6.85%, 10/15/37	10	11,984
Petro-Canada, 6.80%, 5/15/38	25	32,572
Phillips 66, 5.88%, 5/01/42	15	17,552
Suncor Energy, Inc.:
6.50%, 6/15/38	15	19,035
6.85%, 6/01/39	10	13,163
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	15	18,660
7.63%, 1/15/39	15	21,372
6.10%, 6/01/40	15	18,666
Valero Energy Corp.:
6.63%, 6/15/37	25	29,716
4.90%, 3/15/45	15	15,017

		411,762
Pharmaceuticals — 2.1%
Abbott Laboratories, 5.30%, 5/27/40	10	10,810
AbbVie, Inc., 4.40%, 11/06/42	30	28,935
AstraZeneca PLC:
6.45%, 9/15/37	25	32,951
4.38%, 11/16/45	15	15,566
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	8,868
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	30	39,795
Merck & Co., Inc., 4.15%, 5/18/43	10	10,349
Pfizer, Inc.:
7.20%, 3/15/39	25	35,889
4.30%, 6/15/43	30	31,126
4.40%, 5/15/44	10	10,498
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,183
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	25	21,518
Wyeth LLC, 5.95%, 4/01/37	25	31,403

		288,891

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	31

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Corporate Bonds	Par (000)	Value
Road & Rail — 0.4%
CSX Corp., 6.22%, 4/30/40	$10	$12,508
Norfolk Southern Corp., 4.84%, 10/01/41	35	38,318

		50,826
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,149
Intel Corp., 4.25%, 12/15/42	25	25,908

		32,057
Software — 0.6%
Oracle Corp.:
6.13%, 7/08/39	25	32,111
5.38%, 7/15/40	40	47,240

		79,351
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36	25	31,918
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	13,946

		45,864
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc., 6.00%, 9/15/41	10	10,446
Tobacco — 0.9%
Altria Group, Inc.:
4.25%, 8/09/42	15	15,035
5.38%, 1/31/44	25	29,097
Philip Morris International, Inc.:
6.38%, 5/16/38	25	32,259
4.50%, 3/20/42	25	25,856
4.88%, 11/15/43	20	21,808

		124,055
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	45	53,650
Vodafone Group PLC:
6.15%, 2/27/37	20	23,232
4.38%, 2/19/43	10	9,322

		86,204
Total Corporate Bonds — 36.7%		4,961,155

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.13%, 8/15/29	170	237,675
5.38%, 2/15/31	200	269,750
4.50%, 2/15/36	200	256,523

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
4.75%, 2/15/37	$90	$118,884
4.50%, 5/15/38	40	51,361
3.50%, 2/15/39	65	72,495
4.25%, 5/15/39	20	24,736
3.88%, 8/15/40	50	58,535
4.25%, 11/15/40	170	210,143
4.75%, 2/15/41	30	39,775
4.38%, 5/15/41	175	220,603
3.75%, 8/15/41	60	68,946
3.13%, 11/15/41	450	466,594
3.13%, 2/15/42	130	134,753
3.00%, 5/15/42	15	15,193
2.75%, 8/15/42	30	28,979
2.75%, 11/15/42	50	48,252
3.13%, 2/15/43	20	20,670
2.88%, 5/15/43	130	128,294
3.63%, 8/15/43	50	56,369
3.75%, 11/15/43	40	46,084
3.63%, 2/15/44	50	56,436
3.38%, 5/15/44	50	54,074
3.13%, 8/15/44	50	51,674
3.00%, 11/15/44	100	100,902
2.50%, 2/15/45	20	18,225
3.00%, 5/15/45	130	131,046
2.88%, 8/15/45	125	122,881
3.00%, 11/15/45	135	135,992
2.50%, 2/15/46	380	345,370
2.50%, 5/15/46	270	245,215
2.88%, 11/15/46	320	314,525
3.00%, 2/15/47	350	353,295
U.S. Treasury Principal STRIPS, 0.00%, 2/15/43 (b)	8,810	4,012,065
Total U.S. Treasury Obligations — 62.9%		8,516,314
Total Long-Term Investments (Cost — $12,760,785) — 99.6%		13,477,469

Short-Term Securities — 1.4%	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (c)(d)	183,937	183,937
Total Short-Term Securities (Cost — $183,937) — 1.4%		183,937
Total Investments (Cost — $12,944,722) — 101.0%		13,661,406
Liabilities in Excess of Other Assets — (1.0)%		(133,455)

Net Assets — 100.0%		$13,527,951

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	81,923	102,014	183,937	$183,937	$371	—	—

(d)	Current yield as of period end.

See Notes to Financial Statements.

32	BLACKROCK CORI FUNDS	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock CoRI 2023 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	June 2017	$152,969	$2,429

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$2,429	—	$2,429

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$(17,276)	—	$(17,276)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$10,121	—	$10,121

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$151,907

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$13,477,469	—	$13,477,469
Short-Term Securities	$183,937	—	—	183,937

Total	$183,937	$13,477,469	—	$13,661,406

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$2,429	—	—	$2,429
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	33

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund	BlackRock CoRI 2023 Fund

Assets
Investments at value — unaffiliated[1]	$10,929,929	$10,470,864	$11,144,693	$11,365,356	$13,477,469
Investments at value — affiliated[2]	40,154	69,713	87,972	91,635	183,937
Cash pledged for futures contracts	5,400	5,400	5,400	5,400	5,400
Receivables:
Investments sold	144,845	25,845	31,928	68,670	102,607
Interest — unaffiliated	57,239	81,896	92,222	96,561	108,555
Investment adviser	36,981	36,991	36,500	37,056	36,166
Variation margin on futures contracts	250	250	250	250	250
Dividends — affiliated	19	31	51	52	87
Capital shares sold	7	—	—	—	293
Prepaid expenses	19,403	20,813	19,414	19,405	19,730

Total assets	11,234,227	10,711,803	11,418,430	11,684,385	13,934,494

Liabilities
Payables:
Investments purchased	161,316	27,499	40,081	71,069	118,013
Service fees	69	58	172	266	555
Capital shares redeemed	—	—	—	—	210,337
Other accrued expenses	79,639	80,124	78,435	77,541	77,638

Total liabilities	241,024	107,681	118,688	148,876	406,543

Net Assets	$10,993,203	$10,604,122	$11,299,742	$11,535,509	$13,527,951

Net Assets Consist of
Paid-in capital	$10,291,237	$10,253,518	$10,961,253	$11,305,558	$12,907,462
Undistributed net investment income	103,002	92,450	99,687	108,902	137,571
Accumulated net realized loss	(136,146)	(91,282)	(127,303)	(323,149)	(236,195)
Net unrealized appreciation (depreciation)	735,110	349,436	366,105	444,198	719,113

Net Assets	$10,993,203	$10,604,122	$11,299,742	$11,535,509	$13,527,951

[1] Investments at cost — unaffiliated	$10,197,248	$10,123,857	$10,781,017	$10,923,587	$12,760,785

[2] Investments at cost — affiliated	$40,154	$69,713	$87,972	$91,635	$183,937

Institutional:
Net assets	$10,669,527	$10,320,613	$10,458,019	$10,245,433	$11,201,595

Shares outstanding[3]	998,000	998,000	1,010,492	998,000	998,058

Net asset value	$10.69	$10.34	$10.35	$10.27	$11.22

Investor A:
Net assets	$323,676	$283,509	$841,723	$1,290,076	$2,326,356

Shares outstanding[3]	30,347	27,394	81,327	125,890	207,838

Net asset value	$10.67	$10.35	$10.35	$10.25	$11.19

[3] Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

34	BLACKROCK CORI FUNDS	APRIL 30, 2017

Statements of Operations

Six Months Ended April 30, 2017 (Unaudited)	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund	BlackRock CoRI 2023 Fund

Investment Income
Interest — unaffiliated	$176,434	$162,884	$179,081	$194,065	$233,402
Dividends — affiliated	122	150	209	276	371

Total investment income	176,556	163,034	179,290	194,341	233,773

Expenses
Investment advisory	16,312	15,706	16,795	17,145	19,998
Administration	2,719	2,618	2,799	2,857	3,333
Service and distribution — class specific	422	224	953	1,455	2,881
Professional	34,963	34,614	34,729	34,755	35,195
Registration	14,311	14,311	14,348	14,324	14,759
Pricing	6,054	5,826	5,250	5,045	4,845
Printing	6,035	6,022	6,022	6,035	6,111
Accounting services	3,581	3,607	3,607	3,594	3,644
Officer and Trustees	2,642	2,642	2,655	2,655	2,655
Custodian	1,322	1,118	1,285	2,105	2,231
Transfer agent — class specific	346	302	547	1,340	699
Miscellaneous	2,765	2,945	3,182	3,337	3,314

Total expenses	91,472	89,935	92,172	94,647	99,665
Less:
Other expenses reimbursed	(58,023)	(57,828)	(56,915)	(57,396)	(55,921)
Fees waived by the Manager	(16,312)	(15,706)	(16,795)	(17,144)	(19,998)
Administration fees waived	(2,719)	(2,618)	(2,799)	(2,857)	(3,333)
Transfer agent fees waived and/or reimbursed — class specific	(346)	(302)	(547)	(1,340)	(699)

Total expenses after fees waived and/or reimbursed	14,072	13,481	15,116	15,910	19,714

Net investment income	162,484	149,553	164,174	178,431	214,059

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	(122,832)	(72,733)	(108,720)	(270,959)	(171,825)
Futures contracts	(17,276)	(17,276)	(17,276)	(17,276)	(17,276)

	(140,108)	(90,009)	(125,996)	(288,235)	(189,101)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(406,579)	(449,810)	(546,254)	(485,855)	(794,384)
Futures contracts	10,121	10,121	10,121	10,121	10,121

	(396,458)	(439,689)	(536,133)	(475,734)	(784,263)

Net realized and unrealized loss	(536,566)	(529,698)	(662,129)	(763,969)	(973,364)

Net Increase in Net Assets Resulting from Operations	$(374,082)	$(380,145)	$(497,955)	$(585,538)	$(759,305)

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	35

Statements of Changes in Net Assets

	BlackRock CoRI 2015 Fund		BlackRock CoRI 2017 Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations
Net investment income	$162,484	$339,553	$149,553	$337,105
Net realized gain (loss)	(140,108)	135,972	(90,009)	457,419
Net change in unrealized appreciation (depreciation)	(396,458)	471,172	(439,689)	124,093

Net increase (decrease) in net assets resulting from operations	(374,082)	946,697	(380,145)	918,617

Distributions to Shareholders[1]
From net investment income:
Institutional	(330,641)	(309,101)	(331,647)	(323,370)
Investor A	(9,359)	(5,900)	(3,353)	(6,631)
From net realized gain:
Institutional	(127,269)	(179,456)	(452,942)	(273,980)
Investor A	(3,939)	(3,643)	(5,718)	(6,016)

Decrease in net assets resulting from distributions to shareholders	(471,208)	(498,100)	(793,660)	(609,997)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(125,760)	212,751	151,232	(11,515)

Net Assets
Total increase (decrease) in net assets	(971,050)	661,348	(1,022,573)	297,105
Beginning of period	11,964,253	11,302,905	11,626,695	11,329,590

End of period	$10,993,203	$11,964,253	$10,604,122	$11,626,695

Undistributed net investment income, end of period	$103,002	$280,518	$92,450	$277,897

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

36	BLACKROCK CORI FUNDS	APRIL 30, 2017

Statements of Changes in Net Assets

	BlackRock CoRI 2019 Fund		BlackRock CoRI 2021 Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations
Net investment income	$164,174	$374,097	$178,431	$401,466
Net realized gain (loss)	(125,996)	571,018	(288,235)	700,550
Net change in unrealized appreciation (depreciation)	(536,133)	113,784	(475,734)	171,094

Net increase (decrease) in net assets resulting from operations	(497,955)	1,058,899	(585,538)	1,273,110

Distributions to Shareholders[1]
From net investment income:
Institutional	(348,755)	(338,819)	(365,268)	(356,441)
Investor A	(21,246)	(21,182)	(34,733)	(18,559)
From net realized gain:
Institutional	(532,862)	(276,666)	(664,722)	(335,443)
Investor A	(36,251)	(18,151)	(70,107)	(18,320)

Decrease in net assets resulting from distributions to shareholders	(939,114)	(654,818)	(1,134,830)	(728,763)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	83,631	130,642	425,668	379,440

Net Assets
Total increase (decrease) in net assets	(1,353,438)	534,723	(1,294,700)	923,787
Beginning of period	12,653,180	12,118,457	12,830,209	11,906,422

End of period	$11,299,742	$12,653,180	$11,535,509	$12,830,209

Undistributed net investment income, end of period	$99,687	$305,514	$108,902	$330,472

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	37

Statements of Changes in Net Assets

	BlackRock CoRI 2023 Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations
Net investment income	$214,059	$446,064
Net realized gain (loss)	(189,101)	49,312
Net change in unrealized appreciation (depreciation)	(784,263)	650,984

Net increase (decrease) in net assets resulting from operations	(759,305)	1,146,360

Distributions to Shareholders[1]
From net investment income:
Institutional	(371,796)	(374,962)
Investor A	(63,205)	(85,039)
From net realized gain:
Institutional	(44,655)	(177,677)
Investor A	(8,177)	(43,210)

Decrease in net assets resulting from distributions to shareholders	(487,833)	(680,888)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(642,285)	(201,722)

Net Assets
Total increase (decrease) in net assets	(1,889,423)	263,750
Beginning of period	15,417,374	15,153,624

End of period	$13,527,951	$15,417,374

Undistributed net investment income, end of period	$137,571	$358,513

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

38	BLACKROCK CORI FUNDS	APRIL 30, 2017

Financial Highlights	BlackRock CoRI 2015 Fund

	Institutional
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,		January 31, 2014[1] to October 31, 2014
		2016	2015

Per Share Operating Performance
Net asset value, beginning of period	$11.51	$11.08	$10.96	$10.00

Net investment income[2]	0.16	0.33	0.32	0.24
Net realized and unrealized gain (loss)	(0.52)	0.59	0.16	0.72

Net increase (decrease) from investment operations	(0.36)	0.92	0.48	0.96

Distributions:[3]
From net investment income	(0.33)	(0.31)	(0.32)	—
From net realized gain	(0.13)	(0.18)	(0.04)	—

Total distributions	(0.46)	(0.49)	(0.36)	—

Net asset value, end of period	$10.69	$11.51	$11.08	$10.96

Total Return[4]
Based on net asset value	(2.99)% [5]	8.71%	4.45%	9.60%	[5]

Ratios to Average Net Assets
Total expenses	1.67% [6]	1.69%	2.02%	2.64%	[6,7]

Total expenses after fees waived and/or reimbursed	0.25% [6]	0.25%	0.25%	0.25%	[6]

Net investment income	3.00% [6]	2.90%	2.93%	3.08%	[6]

Supplemental Data
Net assets, end of period (000)	$10,670	$11,543	$11,060	$10,939

Portfolio turnover rate	15%	52%	36%	10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.06%.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	39

Financial Highlights (concluded)	BlackRock CoRI 2015 Fund

	Investor A
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,		January 31, 2014[1] to October 31, 2014
		2016	2015

Per Share Operating Performance
Net asset value, beginning of period	$11.46	$11.05	$10.94	$10.00

Net investment income[2]	0.14	0.30	0.30	0.22
Net realized and unrealized gain (loss)	(0.50)	0.58	0.16	0.72

Net increase (decrease) from investment operations	(0.36)	0.88	0.46	0.94

Distributions:[3]
From net investment income	(0.30)	(0.29)	(0.31)	—
From net realized gain	(0.13)	(0.18)	(0.04)	—

Total distributions	(0.43)	(0.47)	(0.35)	—

Net asset value, end of period	$10.67	$11.46	$11.05	$10.94

Total Return[4]
Based on net asset value	(3.00)% [5]	8.36%	4.22%	9.40%	[5]

Ratios to Average Net Assets
Total expenses	2.07% [6]	2.06%	2.39%	3.12%	[6,7]

Total expenses after fees waived and/or reimbursed	0.50% [6]	0.50%	0.50%	0.50%	[6]

Net investment income	2.74% [6]	2.62%	2.70%	2.80%	[6]

Supplemental Data
Net assets, end of period (000)	$324	$421	$243	$71

Portfolio turnover rate	15%	52%	36%	10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.48%.

See Notes to Financial Statements.

40	BLACKROCK CORI FUNDS	APRIL 30, 2017

Financial Highlights	BlackRock CoRI 2017 Fund

	Institutional
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,		January 31, 2014[1] to October 31, 2014
		2016	2015

Per Share Operating Performance
Net asset value, beginning of period	$11.51	$11.20	$11.13	$10.00

Net investment income[2]	0.15	0.33	0.34	0.25
Net realized and unrealized gain (loss)	(0.54)	0.57	0.13	0.88

Net increase (decrease) from investment operations	(0.39)	0.90	0.47	1.13

Distributions:[3]
From net investment income	(0.33)	(0.32)	(0.34)	—
From net realized gain	(0.45)	(0.27)	(0.06)	—

Total distributions	(0.78)	(0.59)	(0.40)	—

Net asset value, end of period	$10.34	$11.51	$11.20	$11.13

Total Return[4]
Based on net asset value	(3.09)% [5]	8.60%	4.18%	11.30%	[5]

Ratios to Average Net Assets
Total expenses	1.71% [6]	1.68%	1.97%	2.62%	[6,7]

Total expenses after fees waived and/or reimbursed	0.25% [6]	0.25%	0.25%	0.25%	[6]

Net investment income	2.86% [6]	2.90%	3.03%	3.26%	[6]

Supplemental Data
Net assets, end of period (000)	$10,321	$11,482	$11,180	$11,120

Portfolio turnover rate	14%	47%	27%	10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.03%.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	41

Financial Highlights (concluded)	BlackRock CoRI 2017 Fund

	Investor A
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,		January 31, 2014[1] to October 31, 2014
		2016	2015

Per Share Operating Performance
Net asset value, beginning of period	$11.46	$11.16	$11.11	$10.00

Net investment income[2]	0.13	0.30	0.31	0.23
Net realized and unrealized gain (loss)	(0.52)	0.57	0.13	0.88

Net increase (decrease) from investment operations	(0.39)	0.87	0.44	1.11

Distributions:[3]
From net investment income	(0.27)	(0.30)	(0.33)	—
From net realized gain	(0.45)	(0.27)	(0.06)	—

Total distributions	(0.72)	(0.57)	(0.39)	—

Net asset value, end of period	$10.35	$11.46	$11.16	$11.11

Total Return[4]
Based on net asset value	(3.18)% [5]	8.32%	3.93%	11.10%	[5]

Ratios to Average Net Assets
Total expenses	2.25% [6]	2.04%	2.35%	3.09%	[6,7]

Total expenses after fees waived and/or reimbursed	0.50% [6]	0.50%	0.50%	0.50%	[6]

Net investment income	2.61% [6]	2.60%	2.77%	2.96%	[6]

Supplemental Data
Net assets, end of period (000)	$284	$144	$150	$95

Portfolio turnover rate	14%	47%	27%	10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.46%.

See Notes to Financial Statements.

42	BLACKROCK CORI FUNDS	APRIL 30, 2017

Financial Highlights	BlackRock CoRI 2019 Fund

	Institutional
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,		January 31, 2014[1] to October 31, 2014
		2016	2015

Per Share Operating Performance
Net asset value, beginning of period	$11.69	$11.31	$11.30	$10.00

Net investment income[2]	0.15	0.34	0.36	0.27
Net realized and unrealized gain (loss)	(0.61)	0.65	0.15	1.03

Net increase (decrease) from investment operations	(0.46)	0.99	0.51	1.30

Distributions:[3]
From net investment income	(0.35)	(0.34)	(0.36)	—
From net realized gain	(0.53)	(0.27)	(0.14)	—

Total distributions	(0.88)	(0.61)	(0.50)	—

Net asset value, end of period	$10.35	$11.69	$11.31	$11.30

Total Return[4]
Based on net asset value	(3.69)% [5]	9.28%	4.51%	13.00%	[5]

Ratios to Average Net Assets
Total expenses	1.62% [6]	1.57%	1.89%	2.55%	[6,7]

Total expenses after fees waived and/or reimbursed	0.25% [6]	0.25%	0.25%	0.25%	[6]

Net investment income	2.95% [6]	2.99%	3.14%	3.43%	[6]

Supplemental Data
Net assets, end of period (000)	$10,458	$11,781	$11,418	$11,418

Portfolio turnover rate	17%	58%	31%	29%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.95%.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	43

Financial Highlights (concluded)	BlackRock CoRI 2019 Fund

	Investor A
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,		January 31, 2014[1] to October 31, 2014
		2016	2015

Per Share Operating Performance
Net asset value, beginning of period	$11.66	$11.30	$11.29	$10.00

Net investment income[2]	0.14	0.31	0.33	0.25
Net realized and unrealized gain (loss)	(0.61)	0.64	0.15	1.04

Net increase (decrease) from investment operations	(0.47)	0.95	0.48	1.29

Distributions:[3]
From net investment income	(0.31)	(0.32)	(0.33)	—
From net realized gain	(0.53)	(0.27)	(0.14)	—

Total distributions	(0.84)	(0.59)	(0.47)	—

Net asset value, end of period	$10.35	$11.66	$11.30	$11.29

Total Return[4]
Based on net asset value	(3.77)%[5]	8.94%	4.21%	12.90%	[5]

Ratios to Average Net Assets
Total expenses	1.99% [6]	1.89%	2.23%	2.39%	[6,7]

Total expenses after fees waived and/or reimbursed	0.50% [6]	0.50%	0.50%	0.50%	[6]

Net investment income	2.70% [6]	2.69%	2.90%	3.02%	[6]

Supplemental Data
Net assets, end of period (000)	$842	$872	$701	$259

Portfolio turnover rate	17%	58%	31%	29%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.66%.

See Notes to Financial Statements.

44	BLACKROCK CORI FUNDS	APRIL 30, 2017

Financial Highlights	BlackRock CoRI 2021 Fund

	Institutional
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,		January 31, 2014[1] to October 31, 2014
		2016	2015

Per Share Operating Performance
Net asset value, beginning of period	$11.84	$11.40	$11.41	$10.00

Net investment income[2]	0.16	0.36	0.37	0.37
Net realized and unrealized gain (loss)	(0.69)	0.78	0.10	1.04

Net increase (decrease) from investment operations	(0.53)	1.14	0.47	1.41

Distributions:[3]
From net investment income	(0.37)	(0.36)	(0.37)	—
From net realized gain	(0.67)	(0.34)	(0.11)	—

Total distributions	(1.04)	(0.70)	(0.48)	—

Net asset value, end of period	$10.27	$11.84	$11.40	$11.41

Total Return[4]
Based on net asset value	(4.17)% [5]	10.63%	4.03%	14.10%	[5]

Ratios to Average Net Assets
Total expenses	1.61% [6]	1.54%	1.89%	2.58%	[6,7]

Total expenses after fees waived and/or reimbursed	0.25% [6]	0.25%	0.25%	0.25%	[6]

Net investment income	3.15% [6]	3.11%	3.25%	3.50%	[6]

Supplemental Data
Net assets, end of period (000)	$10,245	$11,830	$11,379	$11,390

Portfolio turnover rate	27%	93%	37%	19%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.00%.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	45

Financial Highlights (concluded)	BlackRock CoRI 2021 Fund

	Investor A
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,		January 31, 2014[1] to October 31, 2014
		2016	2015

Per Share Operating Performance
Net asset value, beginning of period	$11.80	$11.36	$11.39	$10.00

Net investment income[2]	0.15	0.33	0.35	0.32
Net realized and unrealized gain (loss)	(0.70)	0.79	0.09	1.07

Net increase (decrease) from investment operations	(0.55)	1.12	0.44	1.39

Distributions:[3]
From net investment income	(0.33)	(0.34)	(0.36)	—
From net realized gain	(0.67)	(0.34)	(0.11)	—

Total distributions	(1.00)	(0.68)	(0.47)	—

Net asset value, end of period	$10.25	$11.80	$11.36	$11.39

Total Return[4]
Based on net asset value	(4.34)% [5]	10.50%	3.75%	13.90%	[5]

Ratios to Average Net Assets
Total expenses	2.08% [6]	1.81%	2.19%	2.83%	[6,7]

Total expenses after fees waived and/or reimbursed	0.50% [6]	0.50%	0.50%	0.50%	[6]

Net investment income	2.90% [6]	2.81%	3.03%	3.16%	[6]

Supplemental Data
Net assets, end of period (000)	$1,290	$1,000	$528	$113

Portfolio turnover rate	27%	93%	37%	19%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.16%.

See Notes to Financial Statements.

46	BLACKROCK CORI FUNDS	APRIL 30, 2017

Financial Highlights	BlackRock CoRI 2023 Fund

	Institutional
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,		January 31, 2014[1] to October 31, 2014
		2016	2015

Per Share Operating Performance
Net asset value, beginning of period	$12.24	$11.52	$11.56	$10.00

Net investment income[2]	0.18	0.38	0.39	0.29
Net realized and unrealized gain (loss)	(0.79)	0.90	0.05	1.27

Net increase (decrease) from investment operations	(0.61)	1.28	0.44	1.56

Distributions:[3]
From net investment income	(0.37)	(0.38)	(0.38)	—
From net realized gain	(0.04)	(0.18)	(0.10)	—

Total distributions	(0.41)	(0.56)	(0.48)	—

Net asset value, end of period	$11.22	$12.24	$11.52	$11.56

Total Return[4]
Based on net asset value	(4.78)% [5]	11.66%	3.65%	15.60%	[5]

Ratios to Average Net Assets
Total expenses	1.44% [6]	1.47%	1.71%	2.56%	[6,7]

Total expenses after fees waived and/or reimbursed	0.25% [6]	0.25%	0.25%	0.25%	[6]

Net investment income	3.26% [6]	3.20%	3.30%	3.59%	[6]

Supplemental Data
Net assets, end of period (000)	$11,202	$12,378	$12,435	$11,540

Portfolio turnover rate	25%	110%	43%	20%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.97%.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2017	47

Financial Highlights (concluded)	BlackRock CoRI 2023 Fund

	Investor A
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,		January 31, 2014[1] to October 31, 2014
		2016	2015

Per Share Operating Performance
Net asset value, beginning of period	$12.19	$11.48	$11.54	$10.00

Net investment income[2]	0.17	0.35	0.36	0.27
Net realized and unrealized gain (loss)	(0.78)	0.89	0.05	1.27

Net increase (decrease) from investment operations	(0.61)	1.24	0.41	1.54

Distributions:[3]
From net investment income	(0.35)	(0.35)	(0.37)	—
From net realized gain	(0.04)	(0.18)	(0.10)	—

Total distributions	(0.39)	(0.53)	(0.47)	—

Net asset value, end of period	$11.19	$12.19	$11.48	$11.54

Total Return[4]
Based on net asset value	(4.86)% [5]	11.35%	3.38%	15.40%	[5]

Ratios to Average Net Assets
Total expenses	1.74% [6]	1.72%	1.81%	2.60%	[6,7]

Total expenses after fees waived and/or reimbursed	0.50% [6]	0.50%	0.50%	0.50%	[6]

Net investment income	3.00% [6]	2.89%	3.08%	3.22%	[6]

Supplemental Data
Net assets, end of period (000)	$2,326	$3,039	$2,719	$309

Portfolio turnover rate	25%	110%	43%	20%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.90%.

See Notes to Financial Statements.

48	BLACKROCK CORI FUNDS	APRIL 30, 2017

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock CoRI Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock CoRI 2015 Fund	CoRI 2015 Fund	Diversified
BlackRock CoRI 2017 Fund	CoRI 2017 Fund	Diversified
BlackRock CoRI 2019 Fund	CoRI 2019 Fund	Diversified
BlackRock CoRI 2021 Fund	CoRI 2021 Fund	Diversified
BlackRock CoRI 2023 Fund	CoRI 2023 Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares, and may be subject to a contingent deferred sales charge (“CDSC”). Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	[1]	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared and paid annually. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

SEC Reporting Modernization: The Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules and forms to modernize and enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures about derivatives and other items in investment company financial statements. In addition, certain registered investment companies are required to report information about their monthly portfolio holdings on new Form N-PORT and census-type information annually on new Form N-CEN. The compliance periods for implementing the new or amended rules are August 1, 2017 for Regulation S-X and June 1, 2018 for reporting on Form N-CEN. The compliance period applicable to the BlackRock Funds for reporting on Form N-PORT is June 1, 2018. The Funds continue to evaluate their approach to implementing the new rules.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

BLACKROCK CORI FUNDS	APRIL 30, 2017	49

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to a Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Funds may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds are valued at net asset value each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

50	BLACKROCK CORI FUNDS	APRIL 30, 2017

Notes to Financial Statements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage pass-through securities (the “Mortgage Assets”). Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange.

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

BLACKROCK CORI FUNDS	APRIL 30, 2017	51

Notes to Financial Statements (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.30%
$1 Billion — $3 Billion	0.28%
$3 Billion — $5 Billion	0.27%
Greater than $5 Billion	0.26%

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.05%
$500 Million — $1 Billion	0.04%
Greater than $1 Billion	0.03%

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for the Fund or a share class, which are shown as administration fees waived — class specific in the Statements of Operations.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions transactions based upon instructions from shareholders. For the six months ended April 30, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Total
CoRI 2015 Fund	$15	$17	$32
CoRI 2017 Fund	$14	$4	$18
CoRI 2019 Fund	$15	$12	$27
CoRI 2021 Fund	$17	$33	$50
CoRI 2023 Fund	$16	$20	$36

For the six months ended April 30, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Total
CoRI 2015 Fund	$92	$254	$346
CoRI 2017 Fund	$29	$273	$302
CoRI 2019 Fund	$81	$466	$547
CoRI 2021 Fund	$49	$1,291	$1,340
CoRI 2023 Fund	$81	$618	$699

Other Fees: For the six months ended April 30, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Investor A
CoRI 2015 Fund	—
CoRI 2017 Fund	—
CoRI 2019 Fund	$5
CoRI 2021 Fund	$6
CoRI 2023 Fund	$6

52	BLACKROCK CORI FUNDS	APRIL 30, 2017

Notes to Financial Statements (continued)

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended April 30, 2017, the amounts waived were as follows:

CoRI 2015 Fund	$20
CoRI 2017 Fund	$23
CoRI 2019 Fund	$31
CoRI 2021 Fund	$45
CoRI 2023 Fund	$56

The Manager has voluntarily agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective February 28, 2017, the waiver became contractual through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived by the Manager in the Statements of Operations.

With respect to each Fund, the Manager agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Contractual[1]	Voluntary[2]
Institutional	0.58%	0.25%
Investor A	0.83%	0.50%

[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2018 unless approved by the Board, including a majority of the Independent Trustees.

[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as fees waived by the Administrator and transfer agent fees waived and/or reimbursed, respectively, in the Statements of Operations. For the six months ended April 30, 2017, the amounts included in fees waived by the Manager were as follows:

CoRI 2015 Fund	$16,292
CoRI 2017 Fund	$15,683
CoRI 2019 Fund	$16,764
CoRI 2021 Fund	$17,099
CoRI 2023 Fund	$19,942

Class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Total
CoRI 2015 Fund	$2,634	$85	$2,719
CoRI 2017 Fund	$2,575	$43	$2,618
CoRI 2019 Fund	$2,610	$189	$2,799
CoRI 2021 Fund	$2,567	$290	$2,857
CoRI 2023 Fund	$2,757	$576	$3,333

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Investor A	Total
CoRI 2015 Fund	$92	$254	$346
CoRI 2017 Fund	$29	$273	$302
CoRI 2019 Fund	$81	$466	$547
CoRI 2021 Fund	$49	$1,291	$1,340
CoRI 2023 Fund	$81	$618	$699

BLACKROCK CORI FUNDS	APRIL 30, 2017	53

Notes to Financial Statements (continued)

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

On April 30, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2017	2018	2019
CoRI 2015
Fund level	$156,568	$131,213	$59,890
Institutional	$50	$91	$92
Investor A	$224	$433	$254
CoRI 2017
Fund level	$154,670	$129,350	$58,851
Institutional	$57	$39	$29
Investor A	$289	$393	$273
CoRI 2019
Fund level	$151,404	$125,778	$57,795
Institutional	$130	$115	$81
Investor A	$476	$780	$466
CoRI 2021
Fund level	$150,418	$124,472	$58,493
Institutional	$72	$82	$49
Investor A	$396	$1,055	$1,291
CoRI 2023
Fund level	$148,260	$125,187	$57,197
Institutional	$82	$411	$81
Investor A	$1,607	$1,297	$618

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchases and Sales:

For the six months ended April 30, 2017, purchases and sales of investments, excluding short-term, were as follows:

Purchases	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Non-U.S. Government Securities	$192,525	$208,712	$329,023	$405,510	$457,479
U.S. Government Securities	1,437,826	1,257,745	1,595,110	2,637,516	2,950,214

Total Purchases	$1,630,351	$1,466,457	$1,924,133	$3,043,026	$3,407,693

Sales	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Non-U.S. Government Securities	$546,817	$714,800	$988,658	$684,421	$1,547,625
U.S. Government Securities	1,546,540	1,256,566	1,708,758	2,950,214	2,778,899

Total Sales	$2,093,357	$1,971,366	$2,697,416	$3,634,635	$4,326,524

54	BLACKROCK CORI FUNDS	APRIL 30, 2017

Notes to Financial Statements (continued)

8. Income Tax Information:

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Tax cost	$10,241,130	$10,202,533	$10,877,987	$11,057,827	$12,999,506

Gross unrealized appreciation	$792,075	$435,806	$474,054	$595,432	$949,163
Gross unrealized depreciation	(63,122)	(97,762)	(119,376)	(196,268)	(287,263)

Net unrealized appreciation	$728,953	$338,044	$354,678	$399,164	$661,900

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2017, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure

BLACKROCK CORI FUNDS	APRIL 30, 2017	55

Notes to Financial Statements (continued)

of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
CoRI 2015 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	—	—	18,156	$199,993
Shares issued to shareholders in reinvestment of distributions	159	$1,636	—	—
Shares redeemed	(5,335)	(57,202)	(12,980)	(154,628)

Net increase (decrease)	(5,176)	$(55,566)	5,176	$45,365

Investor A
Shares sold	3,883	$40,897	20,953	$237,334
Shares issued to shareholders in reinvestment of distributions	1,212	12,440	818	8,601
Shares redeemed	(11,491)	(123,531)	(6,997)	(78,549)

Net increase (decrease)	(6,396)	$(70,194)	14,774	$167,386

Total Net Increase	(11,572)	$(125,760)	19,950	$212,751

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
CoRI 2017 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	—	—	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Net increase	—	—	—	—

Investor A
Shares sold	17,312	$176,938	41,279	$469,395
Shares issued to shareholders in reinvestment of distributions	762	7,624	1,091	11,492
Shares redeemed	(3,277)	(33,330)	(43,179)	(492,402)

Net increase (decrease)	14,797	$151,232	(809)	$(11,515)

Total Net Increase (Decrease)	14,797	$151,232	(809)	$(11,515)

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
CoRI 2019 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,361	$23,784	1,505	$17,857
Shares issued to shareholders in reinvestment of distributions	890	8,860	642	6,830
Shares redeemed	(890)	(8,860)	(3,508)	(40,111)

Net increase (decrease)	2,361	$23,784	(1,361)	$(15,424)

56	BLACKROCK CORI FUNDS	APRIL 30, 2017

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
CoRI 2019 Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	17,724	$187,032	73,528	$853,402
Shares issued to shareholders in reinvestment of distributions	5,599	55,821	3,582	38,146
Shares redeemed	(16,749)	(183,006)	(64,393)	(745,482)

Net increase	6,574	$59,847	12,717	$146,066

Total Net Increase	8,935	$83,631	11,356	$130,642

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
CoRI 2021 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	—	—	906	$10,800
Shares issued to shareholders in reinvestment of distributions	—	—	18	191
Shares redeemed	(835)	$(9,132)	(356)	(4,395)

Net increase (decrease)	(835)	$(9,132)	568	$6,596

Investor A
Shares sold	91,400	$991,874	231,515	$2,639,995
Shares issued to shareholders in reinvestment of distributions	10,452	102,849	3,348	35,526
Shares redeemed	(60,701)	(659,923)	(196,571)	(2,302,677)

Net increase	41,151	$434,800	38,292	$372,844

Total Net Increase	40,316	$425,668	38,860	$379,440

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
CoRI 2023 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,778	$30,370	40,589	$501,037
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(15,988)	(189,213)	(108,799)	(1,257,105)

Net increase (decrease)	(13,210)	$(158,843)	(68,210)	$(756,068)

Investor A
Shares sold	98,938	$1,092,549	349,258	$4,427,853
Shares issued to shareholders in reinvestment of distributions	6,580	70,600	11,712	127,192
Shares redeemed	(146,908)	(1,646,591)	(348,624)	(4,000,699)

Net increase (decrease)	(41,390)	$(483,442)	12,346	$554,346

Total Net Increase (decrease)	(54,600)	$(642,285)	(55,864)	$(201,722)

At April 30, 2017, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Institutional	998,000	998,000	998,000	998,000	998,000
Investor A	2,000	2,000	2,000	2,000	2,000

12. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On May 9, 2017, the Board approved a proposal to close the Funds to new and subsequent investments and thereafter to liquidate the Funds. Effective 4:00 p.m. (Eastern time) on June 22, 2017, each Fund will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about June 28, 2017 (the “Liquidation Date”), all of the assets of each Fund will be liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust.

BLACKROCK CORI FUNDS	APRIL 30, 2017	57

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eiszenstat, Trustee

Robert Fairbairn, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

John F. O'Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective January 31, 2017, David H. Walsh and Fred G. Weiss retired as Trustees of the Trust.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

Sub-Advisor BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02111	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

58	BLACKROCK CORI FUNDS	APRIL 30, 2017

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BLACKROCK CORI FUNDS	APRIL 30, 2017	59

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

60	BLACKROCK CORI FUNDS	APRIL 30, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CoRI-4/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock CoRI Funds

Date: July 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock CoRI Funds

Date: July 5, 2017

3